UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2017

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

EuroPac International Value Fund

Class A (EPIVX)

Class I (EPVIX)

EuroPac International Bond Fund

Class A (EPIBX)

Class I (EPBIX)

EuroPac International Dividend Income Fund

Class A (EPDPX)

Class I (EPDIX)

EP Emerging Markets Small Companies Fund

Class A (EPASX)

Class I (EPEIX)

EuroPac Gold Fund

Class A (EPGFX)

ANNUAL REPORT

October 31, 2017

Euro Pacific Funds

Each a series of Investment Managers Series Trust

Table of Contents

Shareholder Letter	1
Fund Performance	6
Schedules of Investments	16
Statements of Assets and Liabilities	35
Statements of Operations	37
Statements of Changes in Net Assets	39
Financial Highlights	44
Notes to Financial Statements	53
Report of Independent Registered Public Accounting Firm	71
Supplemental Information	72
Expense Examples	76

This report and the financial statements contained herein are provided for the general information of the shareholders of the Euro Pacific Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.europacificfunds.com

Dear Shareholder,

We are pleased to present the Annual Report for the EuroPac International Value Fund, EuroPac International Dividend Income Fund, EuroPac International Bond Fund, EuroPac Gold Fund and EP Emerging Markets Small Companies Fund with respect to the period November 1, 2016 through October 31, 2017.

Heading into 2017, we expected U.S. growth to be stable and then deteriorate as the year progressed. The first part of this outlook was driven by three factors; 1) spillover from the Federal Reserve reducing its estimate of the long-term neutral rate, 2) Trump policy exuberance, and 3) easy year-over-year comparable economic data. Each of these “positive” factors played out as expected, however their effects lasted longer than initially forecast.

First, the Federal Reserve’s reduced neutral rate weakened the U.S. Dollar sufficiently enough to boost global growth and profits for U.S. firms with overseas exposure. For example, in 3Q17, year-over-year EPS growth for S&P 500 companies with more than 50% of revenue outside of the U.S. was 13.4% while it was just 2.3% for those with less than 50% of revenue outside the U.S. (FactSet, 11/14/17).

Second, Trump policy exuberance continues to support “animal spirits.” More than 300 days after assuming office, none of Trump’s legislative objectives have been achieved yet business and consumer confidence remains elevated on hopes for tax reform passage by the end of 2017.

Third, following major hurricanes in 3Q17, the U.S. economy received a short-term boost from reconstruction and replacement purchases. For example, auto sales had been trending lower since 2015, but the average annualized sales rate in September and October jumped to its highest level in over twelve years.

Aided by the lingering effects of these “positive” factors, the U.S. economy has appeared stable enough for the FED to maintain its tightening bias longer than we had forecast. As a result, in the second half of 2017, the U.S. dollar stabilized while Gold weakened.

In 2018, we expect these “positive” factors to fade, revealing the U.S. economy’s underlying weakness. If correct, we expect the Federal Reserve to reverse its tightening bias, which could weigh on the U.S. Dollar and support Gold. That said, successful passage of tax reform by the end of 2017 could provide a boost to the economy. However, we expect this will be at the expense of large government budget deficits, which could be a net positive for inflation and commodities, and a negative for the U.S. Dollar.

The Euro Pacific family of funds are all international products designed to provide our U.S. investors additional diversification outside of the U.S. Dollar. After facing the challenge of a stronger U.S. Dollar over the past few years, we believe this trend is reversing and shifting into our favor. We maintain focused on continuing to provide our shareholders the advantage of the distinct diversification that the Euro Pacific Funds offer.

Overview of the Results of the Funds

EuroPac International Dividend Income Fund

The EuroPac International Dividend Income Fund attempts to maximize expected dividend income outside of the United States, using a top-down analysis to select the best currencies and sectors, and a bottom-up analysis to select the securities with the most potential to pay out high and sustainable dividends that grow. The strategy seeks to diversify currency risk and takes a long-term investment view with low portfolio turnover.

In fiscal year 2017, the EuroPac International Dividend Income Fund A-share returned 7.68% without the maximum sales load and 2.87% with the maximum sales load while the I-share returned 7.92%, which compares unfavorably to the S&P International Dividend Opportunities Index at 17.76%. While the Fund has been performing in line with its benchmark throughout calendar year 2017, an increase in investor sentiment for the two-month period of November to December 2016 caused the fund to underperform due to a rotation out of non-cyclical investments into more cyclical investments. The fund has always had a low volatility profile, and we continue to believe in a more defensive positioning in the portfolio, as tighter monetary conditions will likely present a headwind to valuations and economic growth in 2018.

EuroPac International Bond Fund

The EuroPac International Bond Fund attempts to preserve capital and provide income over a long-term investment horizon by selectively choosing foreign bonds of issuers in Europe and the Pacific Rim with exposure to a balanced basket of currencies that the Fund believes have the greatest potential for long-term appreciation versus the US Dollar. The EuroPac International Bond Fund uses a top-down allocation approach to select what it views as the most fundamentally sound countries and currencies to invest and a bottom-up approach to select undervalued government and corporate bonds.

In fiscal year 2017, the International Bond Fund A-share returned 2.93% without the maximum sales load and -1.75% with the maximum sales load, while the I-share returned 3.03%, which compared favorably to the JP Morgan Government Bond Index Global ex-US Unhedged Index at 0.56%. The Fund finished favorably versus its benchmark due to its relatively lower duration and higher yield to maturity. Looking forward, we believe the fund is well positioned as interest rates begin to rise.

EuroPac International Value Fund

The EuroPac International Value Fund attempts to generate income and capital appreciation over a long-term investment horizon by selectively choosing undervalued foreign companies, primarily located within Europe and the Pacific Rim, and with minimal exposure to the US Dollar. The EuroPac International Value Fund uses a top-down allocation approach to select what it views as the most fundamentally sound countries to invest and a bottom-up approach to select high-quality, undervalued companies. The Fund will also tend to be overweight commodities versus financials, given an outlook for a weaker US Dollar. The strategy seeks to diversify currency risk and takes a long-term investment view with low portfolio turnover.

In fiscal year 2017, the International Value Fund A-share returned 5.66% without the maximum sales load and 0.85% with the maximum sales load while the I-share returned 6.03%, which compares unfavorably to the Morgan Stanley Capital International All Country World Ex USA Value Index return of 22.52%. In 2016, the Fund substantially outperformed its benchmark due to its overweight allocation to precious metals and other commodities, and underweight allocation to financial companies. In 2017, the fund surrendered some of its positive returns from 2016 as gold stocks underperformed and financials rallied. In our opinion, gold stocks remain substantially undervalued, and we believe that the performance of the Fund will improve as they continue to recover versus financial companies over time.

EP Emerging Markets Small Companies Fund

The EP Emerging Markets Small Companies Fund seeks to invest at least 80% of its net assets in equity securities of small capitalization companies. The Sub-advisor defines small companies as those companies with market capitalizations, at the time of investment, of below $3 billion. The Sub-advisor will focus the Fund’s investments on what the Sub-advisor believes are financially sound, stable but growing, small cap companies. The Sub-advisor uses an active management investment approach to researching, identifying and selecting portfolio companies. The research process is driven by bottom-up fundamental analysis that aims to identify growing but stable companies trading at attractive valuations relative to anticipated growth in revenue and earnings. Prior to making an investment, the Sub-advisor considers factors including, but not limited to, financial statement analysis; quality of management; insider ownership; perceived soundness of the business strategies; ability to sustain a competitive advantage; liquidity; and valuation relative to expected growth.

In fiscal year 2017, the EP Emerging Markets Small Companies Fund returned 17.12% without the maximum sales load and 11.81% with the maximum sales load while the I-share returned 17.38%, which compares unfavorably versus the Morgan Stanley Capital International Emerging Markets Small Cap Index’s 20.72%. The Fund’s underperformance in the period was largely driven by an underweight allocation to China and an overweight allocation to Mexico.

EuroPac Gold Fund

The EuroPac Gold Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of gold companies located in Europe and the Pacific Rim. The Fund's sub-advisor defines securities of gold companies as equity securities of companies that derive at least 50% of gross revenue or profit from mining, processing, or dealing and investing in gold, as well as companies whose primary business is exploring for gold or that provide services to the gold industry.

In fiscal year 2017, the EuroPac Gold Fund returned -2.97% without the maximum sales load and -7.31% with the maximum sales load, which compared favorably versus the Philadelphia Gold and Silver Index at -6.08%. The Fund outperformed its benchmark during the period largely because of stock selection as well as its oversized weighting toward mid and smaller-tier companies.

We would like to extend our sincere thanks for investing with Euro Pacific Funds. We welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,

Jim Nelson, CFA

Portfolio Manager

Euro Pacific Asset Management, LLC

Past performance is not a guarantee of future results. One cannot invest directly in an Index.

The views in this letter were as of December 19, 2017 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund's investment methodology and do not constitute investment advice.

Foreign investments present additional risk due to economic and political factors, government regulations, differences in accounting standards and other factors. In addition, the value of securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar, or in the case of hedging positions that the U.S. dollar will decline relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time due to controls or political developments and may result in reduced returns.

Investments in emerging markets involve even greater risks. The Funds will be more susceptible to the economic, market, political, regulatory, local risks and potential natural disasters of the European and Pacific Rim regions than a fund that is more geographically diversified. The economies of Latin American countries are particularly sensitive to fluctuations in commodity prices, currencies and global demand for commodities. Investments closely tied to the Latin American region are generally characterized by high interest, inflation, and unemployment rates and may be more volatile. Small, and mid cap stocks are subject to substantial risks such as market, business, size, volatility, management experience, product diversification, financial resource, competitive strength, liquidity, and unpredictably. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The Fund may be susceptible to government regulation, impacting hard asset sectors (such as the Precious metals, natural resources, and real estate sectors). Precious metals and natural resources securities are at times volatile and there may be sharp fluctuations in prices, even during periods of rising prices. To the extent the Funds use futures, swaps, and other derivatives, it is exposed to additional volatility and potential losses resulting from leverage. The use of derivatives involves risks different from, and possibly greater then, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value. The Funds may be subject to greater risks than a fund whose portfolio has exposure to a broader range of sectors.

EuroPac International Value Fund

FUND PERFORMANCE at October 31, 2017 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares (assumes the maximum sales load charged by the Fund), made at its inception, with a similar investment in the MSCI AC World Ex USA Value Index. The performance graph above is shown for the Fund’s Class A shares, Class I shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI AC World Ex USA Value Index provides a broad measure of stock performance throughout the world, with the exception of U.S. based companies. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of October 31, 2017	1 Year	5 Years	Since Inception	Inception Date
Before deducting maximum sales charge
Class A¹	5.66%	-2.94%	-1.01%	04/07/10
Class I²	6.03%	-2.71%	-0.77%	07/16/13
After deducting maximum sales charge
Class A¹	0.85%	-3.82%	-1.61%	04/07/10
MSCI AC World Ex USA Value Index	22.52%	6.17%	4.14%	04/07/10

[1]	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.
[2]	The performance figures for Class I shares include the performance of the Class A shares for the periods prior to the inception date of Class I shares. Class A shares impose higher expenses than that of Class I shares. Class I shares do not have any initial or deferred sales charge.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 558-5851.

EuroPac International Value Fund

FUND PERFORMANCE at October 31, 2017 (Unaudited) - Continued

Gross and net expense ratios for Class A shares were 1.97% and 1.75%, respectively, and for Class I shares were 1.72% and 1.50%, respectively, which were the amounts stated in the current prospectus dated March 1, 2017. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.75% and 1.50% of the average daily net assets of Class A and Class I shares of the Fund, respectively. This agreement is in effect until February 28, 2018, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a redemption fee of 2.00%.

EuroPac International Bond Fund

FUND PERFORMANCE at October 31, 2017 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares, (assumes the maximum sales load charged by the Fund), made at its inception, with a similar investment in the JP Morgan GBI Global ex-US FX NY Index Unhedged in USD. The performance graph above is shown for the Fund’s Class A shares, Class I shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The JP Morgan GBI Global ex-US FX NY Index Unhedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of October 31, 2017	1 Year	5 Years	Since Inception	Inception Date
Before deducting maximum sales charge
Class A¹	2.93%	-2.61%	-0.81%	11/15/10
Class I²	3.03%	-2.38%	-0.57%	07/16/13
After deducting maximum sales charge
Class A¹	-1.75%	-3.50%	-1.46%	11/15/10
JP Morgan GBI Global ex-US FX NY Index Unhedged in USD	0.56%	-1.10%	0.37%	11/15/10

[1]	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.
[2]	The performance figures for Class I shares include the performance of the Class A shares for the periods prior to the inception date of Class I shares. Class A shares impose higher expenses than that of Class I shares. Class I shares do not have any initial or deferred sales charge.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 558-5851.

EuroPac International Bond Fund

FUND PERFORMANCE at October 31, 2017 (Unaudited) - Continued

Gross and net expense ratios for Class A shares were 1.57% and 1.15%, respectively, and for Class I shares were 1.32% and 0.90%, respectively, which were the amounts stated in the current prospectus dated March 1, 2017. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the fund to ensure that total annual fund operating expenses do not exceed 1.15% and 0.90% of the average daily nets assets of Class A and Class I shares of the Fund, respectively. This agreement is in effect until February 28, 2018, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a redemption fee of 2.00%.

EuroPac International Dividend Income Fund

FUND PERFORMANCE at October 31, 2017 (Unaudited)

The Fund commenced operations on January 10, 2014, after the conversion of a limited liability company account, Spongebob Ventures II LLC, which commenced operations February 28, 2010 (the “Predecessor Account”), into Class I shares of the Fund. The Fund’s objectives, policies, guidelines and restrictions are, in all material respects, equivalent to those of the Predecessor Account.

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares, (assumes the maximum sales load charged by the Fund), made at its inception, with a similar investment in the S&P International Dividend Opportunities Index. The performance graph above is shown for the Fund’s Class A shares, Class I shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The S&P International Dividend Opportunities Index serves as a benchmark for global income seeking investors. The index seeks to provide exposure to 100 high yielding common stocks from around the world while meeting diversification, stability and tradability requirements. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of October 31, 2017	1 Year	5 Years	Since Inception	Inception Date
Before deducting maximum sales charge
Class A¹	7.68%	0.42%	4.32%	02/28/10
Class I²	7.92%	0.65%	4.57%	02/28/10
After deducting maximum sales charge
Class A¹	2.87%	-0.50%	3.69%	02/28/10
S&P International Dividend Opportunities Index	17.76%	3.70%	2.77%	02/28/10

[1]	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.
[2]	Class A shares impose higher expenses than that of Class I shares. Class I shares do not have any initial or deferred sales charge.

The performance table above includes the information for the Predecessor Account prior to January 10, 2014.

EuroPac International Dividend Income Fund

FUND PERFORMANCE at October 31, 2017 (Unaudited) - Continued

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 558-5851.

Gross and net expense ratios for Class A shares were 1.78% and 1.50%, respectively, and for Class I shares were 1.53% and 1.25%, respectively, which were the amounts stated in the current prospectus dated March 1, 2017. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expense of the Fund to ensure that total annual fund operating expenses do not exceed 1.50% and 1.25% of the average daily net assets of Class A and Class I shares of the Fund, respectively. This agreement is in effect until February 28, 2018, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a redemption fee of 2.00%.

EP Emerging Markets Small Companies Fund

FUND PERFORMANCE at October 31, 2017 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares (assumes the maximum sales load charged by the Fund), made at its inception, with a similar investment in the Morgan Stanley Capital International (MSCI) Emerging Markets Small Cap Index. The performance graph above is shown for the Fund’s Class A shares, Class I shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI Emerging Markets Small Cap Index is a free float adjusted market capitalization index that is designed to measure equity market performance of small companies from emerging markets. It offers an exhaustive representation of this size segment by targeting companies that are in the Investable Market Index but not in the Standard Index in the MSCI Emerging Markets Index.

This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of October 31, 2017	1 Year	5 Years	Since Inception	Inception Date
Before deducting maximum sales charge
Class A¹	17.12%	6.39%	5.64%	12/01/10
Class I²	17.38%	6.67%	5.91%	07/16/13
After deducting maximum sales charge
Class A¹	11.81%	5.42%	4.94%	12/01/10
MSCI Emerging Markets Small Cap Index	20.72%	5.64%	1.98%	12/01/10

[1]	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.
[2]	The performance figures for Class I shares include the performance of the Class A shares for the periods prior to the inception date of Class I shares. Class A shares impose higher expenses than that of Class I shares. Class I shares do not have any initial or deferred sales charge.

EP Emerging Markets Small Companies Fund

FUND PERFORMANCE at October 31, 2017 (Unaudited) - Continued

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 558-5851.

Gross and net expense ratios for Class A shares were 2.25% and 1.75%, respectively, and for Class I shares were 2.00% and 1.50%, respectively, which were the amounts stated in the current prospectus dated March 1, 2017. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.75% and 1.50% of the average daily net assets of Class A and Class I shares of the Fund, respectively. This agreement is in effect until March 1, 2018, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such wavers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a redemption fee of 2.00%.

EuroPac Gold Fund

FUND PERFORMANCE at October 31, 2017 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares (assumes the maximum sales load charged by the Fund), made at its inception, with a similar investment in the Philadelphia Gold & Silver Index. Results include the reinvestment of all dividends and capital gains.

The Philadelphia Gold & Silver Index is designed to track the performance of a set of companies involved in the gold or silver mining industry. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of October 31, 2017	1 Year	3 Years	Since Inception	Inception Date
Before deducting maximum sales charge
Class A¹	-2.97%	13.31%	1.44%	07/19/13
After deducting maximum sales charge
Class A¹	-7.31%	11.59%	0.36%	07/19/13
Philadelphia Gold & Silver Index	-6.08%	8.58%	-2.69%	07/19/13

[1]	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 558-5851.

Gross and net expense ratios for Class A shares were 1.66% and 1.52%, respectively, which were the amounts stated in the current prospectus dated March 1, 2017. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.50% of average daily net assets of the Fund. This agreement is in effect until February 28, 2018, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

EuroPac Gold Fund

FUND PERFORMANCE at October 31, 2017 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a redemption fee of 2.00%.

EuroPac International Value Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2017

Number of Shares		Value

	Common Stocks – 93.3%
	Australia – 8.1%
172,000	Newcrest Mining Ltd.	$2,950,038
860,000	Telstra Corp. Ltd.	2,330,017
		5,280,055
	Brazil – 10.2%
370,000	Ambev S.A. - ADR	2,342,100
839,856	Cia Energetica de Minas Gerais - ADR	1,990,459
151,200	Telefonica Brasil S.A. - ADR	2,328,480
		6,661,039
	Canada – 15.3%
163,800	Barrick Gold Corp.	2,366,910
184,700	Goldcorp, Inc.	2,412,182
125,000	Potash Corp. of Saskatchewan, Inc.	2,433,750
1,066,708	Yamana Gold, Inc.	2,784,108
		9,996,950
	Denmark – 6.8%
89,300	Novo Nordisk A/S - ADR	4,446,247

	France – 3.3%
26,580	Danone S.A.	2,171,603

	Germany – 3.9%
19,500	Bayer A.G.	2,536,481

	Hong Kong – 3.4%
223,500	China Mobile Ltd.	2,244,626

	Netherlands – 3.1%
65,332	Royal Dutch Shell PLC - A Shares	2,052,041

	New Zealand – 3.4%
304,920	SKY Network Television Ltd.	521,623
670,410	Spark New Zealand Ltd.	1,688,182
		2,209,805
	Norway – 2.9%
94,870	Statoil ASA	1,921,094

	Singapore – 2.6%
620,700	Singapore Telecommunications Ltd.	1,707,597

	Switzerland – 7.5%
22,000	Nestle S.A.	1,850,055
28,150	Novartis A.G. - ADR	2,324,627
25,500	Roche Holding A.G. - ADR	737,332
		4,912,014
	Turkey – 3.5%
243,054	Turkcell Iletisim Hizmetleri AS - ADR	2,282,277

EuroPac International Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017

Number of Shares		Value

	COMMON STOCKS (Continued)
	United Kingdom – 12.7%
36,314	British American Tobacco PLC - ADR	$2,338,621
50,900	GlaxoSmithKline PLC - ADR	1,854,287
33,003	Unilever N.V.	1,912,854
783,470	Vodafone Group PLC	2,243,540
		8,349,302
	United States – 6.6%
66,500	Newmont Mining Corp.	2,404,640
18,395	Philip Morris International, Inc.	1,924,853
		4,329,493
	Total Common Stocks (Cost $61,647,564)	61,100,624

Principal Amount

	Short-Term Investments – 6.7%
$4,412,866	UMB Money Market Fiduciary, 0.010%[1]	4,412,866

	Total Short-Term Investments (Cost $4,412,866)	4,412,866

	Total Investments – 100.0% (Cost $66,060,430)	65,513,490
	Liabilities in Excess of Other Assets – 0.0%	(12,561)

	Total Net Assets – 100.0%	$65,500,929

ADR – American Depositary Receipt

PLC – Public Limited Company

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac International Value Fund

SUMMARY OF INVESTMENTS

As of October 31, 2017

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	37.3%
Basic Materials	23.4%
Communications	23.4%
Energy	6.1%
Utilities	3.1%
Total Common Stocks	93.3%
Short-Term Investments	6.7%
Total Investments	100.0%
Liabilities in Excess of Other Assets	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2017

Number of Shares		Value

	Common Stocks – 0.0%
	United States – 0.0%
9,835	Hycroft Mining Corp.*7,8	$—

	Total Common Stocks (Cost $1,585,230)	—

Principal Amount

	Fixed Income Securities – 91.3%
	Australia – 11.6%
$1,200,000	Australia Government Bond 3.250% , 6/21/2039	917,980
1,000,000	Coca-Cola Amatil Ltd. 4.625% , 5/21/2021	809,209
1,000,000	Newcrest Finance Pty Ltd. 5.750% , 11/15/2041[1]	1,123,513
	Queensland Treasury Corp.
1,000,000	6.000%, 6/14/2021	866,830
1,500,000	5.750%, 7/22/2024	1,362,051
		5,079,583
	Brazil – 4.3%
	Brazilian Government International Bond
4,500,000	12.500%, 1/5/2022	1,560,590
1,000,000	10.250%, 1/10/2028	334,161
		1,894,751
	Canada – 5.3%
	Canadian Government Bond
2,000,000	2.500%, 6/1/2024	1,621,533
500,000	1.500%, 6/1/2026	375,397
350,000	Ontario Electricity Financial Corp. 8.900% , 8/18/2022	354,588
		2,351,518
	Chile – 4.3%
	Bonos del Banco Central de Chile en Pesos
400,000,000	6.000%, 2/1/2021	683,196
700,000,000	6.000%, 3/1/2022	1,208,901
		1,892,097
	Colombia – 1.1%
1,150,000,000	Colombia Government International Bond 9.850% , 6/28/2027	476,573

	Germany – 4.3%
14,500,000	KFW 5.000% , 5/22/2019	1,890,022

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017

Principal Amount		Value

	FIXED INCOME SECURITIES (Continued)
	Luxembourg – 1.0%
$6,000,000,000	European Investment Bank 7.200% , 7/9/2019	$448,309

	Malaysia – 5.5%
10,000,000	Malaysia Government Bond 4.160% , 7/15/2021	2,406,879

	Mexico – 4.5%
15,000,000	America Movil S.A.B. de C.V. 6.000% , 6/9/2019	762,957
26,000,000	Coca-Cola Femsa S.A.B. de C.V. 5.460% , 5/12/2023	1,196,674
		1,959,631
	New Zealand – 9.2%
2,000,000	Fonterra Co-operative Group Ltd. 5.520% , 2/25/2020	1,446,145
	New Zealand Government Bond
2,100,000	3.000%, 9/20/2030	1,729,497
1,000,000	3.500%, 4/14/2033	703,234
240,000	New Zealand Local Government Funding Agency Bond 4.500% , 4/15/2027	174,045
		4,052,921
	Norway – 1.4%
5,000,000	Marine Harvest A.S.A. 4.280% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 350 basis points), 3/12/2018[2,3]	621,327

	Peru – 5.0%
6,500,000	Peruvian Government International Bond 7.840% , 8/12/2020	2,216,801

	Philippines – 2.7%
75,000,000	Asian Development Bank 6.200% , 10/6/2026	1,171,447

	Poland – 3.9%
3,000,000	Poland Government Bond 1.810% (ACI Polska Poland Warsaw Interbank Offer/Bid 6 Month Rate), 1/25/2018[3]	825,412
3,300,000	Republic of Poland Government Bond 1.750% , 7/25/2021	889,368
		1,714,780
	Singapore – 5.1%
1,000,000	Keppel Corp. Ltd. 3.800% , 4/23/2027[2,4]	748,542

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017

Principal Amount		Value

	FIXED INCOME SECURITIES (Continued)
	Singapore (Continued)
$2,000,000	Singapore Government Bond 1.750% , 4/1/2022	$1,472,680
		2,221,222
	South Korea – 2.8%
1,750,000	Korea Development Bank 5.250% , 4/3/2018	1,210,842

	Sweden – 1.0%
3,500,000	Telia Co. A.B. 3.250%, 10/4/2077[2,5]	430,394

	Switzerland – 4.7%
1,750,000	Switzerland Government Bond 1.250% , 6/27/2037	2,079,320

	United Kingdom – 8.7%
28,000,000,000	European Bank for Reconstruction & Development 7.375% , 4/15/2019	2,097,840
500,000	GlaxoSmithKline Capital PLC 4.250% , 12/18/2045	849,886
500,000	United Kingdom Gilt 4.250% , 6/7/2032	886,041
		3,833,767
	United States – 4.9%
54,000,000	International Finance Corp. 8.250% , 6/10/2021	898,460
1,000,000	Newmont Mining Corp. 6.250% , 10/1/2039	1,274,513
		2,172,973
	Total Fixed Income Securities (Cost $44,792,912)	40,125,157

	Short-Term Investments – 5.8%
2,549,136	UMB Money Market Fiduciary, 0.010%[6]	2,549,136

	Total Short-Term Investments (Cost $2,549,136)	2,549,136

	Total Investments – 97.1% (Cost $48,927,278)	42,674,293
	Other Assets in Excess of Liabilities – 2.9%	1,275,543

	Total Net Assets – 100.0%	$43,949,836

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017

PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,123,513. The aggregate value of such investments is 2.56% of Net Assets.
[2]	Callable.
[3]	Floating rate security.
[4]	Step rate security.
[5]	Variable rate security.
[6]	The rate is the annualized seven-day yield at period end.
[7]	Illiquid Security. The total illiquid securities represent 0% of Net Assets. The aggregate value of these securities is $0.
[8]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund

SUMMARY OF INVESTMENTS

As of October 31, 2017

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Basic Materials	0.0%
Total Common Stocks	0.0%
Fixed Income Securities
Government	58.0%
Financial	11.4%
Consumer, Non-cyclical	11.2%
Basic Materials	5.5%
Communications	2.7%
Diversified	1.7%
Utilities	0.8%
Total Fixed Income Securities	91.3%
Short-Term Investments	5.8%
Total Investments	97.1%
Other Assets in Excess of Liabilities	2.9%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2017

Number of Shares		Value

	Common Stocks – 91.9%
	Australia – 3.1%
757,000	Telstra Corp. Ltd.	$2,050,957

	Brazil – 9.7%
350,651	Ambev S.A. - ADR	2,219,621
818,400	Cia Energetica de Minas Gerais - ADR	1,939,608
142,200	Telefonica Brasil S.A. - ADR	2,189,880
		6,349,109
	Canada – 4.8%
43,650	BCE, Inc.	2,015,526
91,047	Freehold Royalties Ltd.	1,113,652
		3,129,178
	Denmark – 4.6%
61,000	Novo Nordisk A/S - ADR	3,037,190

	France – 10.6%
22,700	Danone S.A.	1,854,604
165,200	Engie S.A.	2,792,140
41,780	TOTAL S.A. - ADR	2,327,982
		6,974,726
	Germany – 3.1%
15,500	Bayer A.G.	2,016,177

	Hong Kong – 2.9%
187,000	China Mobile Ltd.	1,878,054

	Netherlands – 3.3%
34,080	Royal Dutch Shell PLC - Class A - ADR	2,148,062

	New Zealand – 6.5%
1,849,000	Kiwi Property Group Ltd.	1,676,423
424,922	SKY Network Television Ltd.	726,909
728,000	Spark New Zealand Ltd.	1,833,201
		4,236,533
	Norway – 7.3%
104,100	Statoil A.S.A. - ADR	2,114,271
126,900	Telenor A.S.A.	2,695,537
		4,809,808
	Singapore – 6.6%
840,000	Singapore Telecommunications Ltd.	2,310,909
3,612,961	Starhill Global REIT - REIT	2,040,921
		4,351,830
	Sweden – 3.0%
251,000	Betsson A.B.	1,969,815

	Switzerland – 5.7%
24,296	Novartis A.G. - ADR	2,006,364

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017

Number of Shares		Value

	COMMON STOCKS (Continued)
	Switzerland (Continued)
59,481	Roche Holding A.G. - ADR	$1,719,893
		3,726,257
	Turkey – 3.6%
249,058	Turkcell Iletisim Hizmetleri AS - ADR	2,338,655

	United Kingdom – 11.9%
36,100	British American Tobacco PLC - ADR	2,324,840
47,200	GlaxoSmithKline PLC - ADR	1,719,496
35,450	Unilever N.V.	2,054,682
584,109	Vodafone Group PLC	1,672,651
		7,771,669
	United States – 5.2%
51,950	Newmont Mining Corp.	1,878,512
14,650	Philip Morris International, Inc.	1,532,976
		3,411,488
	Total Common Stocks (Cost $62,505,690)	60,199,508

Principal Amount

	Short-Term Investments – 7.9%
$5,170,165	UMB Money Market Fiduciary, 0.010%[1]	5,170,165

	Total Short-Term Investments (Cost $5,170,165)	5,170,165

	Total Investments – 99.8% (Cost $67,675,855)	65,369,673
	Other Assets in Excess of Liabilities – 0.2%	153,298

	Total Net Assets – 100.0%	$65,522,971

ADR – American Depositary Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund

SUMMARY OF INVESTMENTS

As of October 31, 2017

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	31.3%
Communications	30.1%
Energy	11.7%
Utilities	7.2%
Financial	5.7%
Consumer, Cyclical	3.0%
Basic Materials	2.9%
Total Common Stocks	91.9%
Short-Term Investments	7.9%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EP Emerging Markets Small Companies Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2017

Number of Shares		Value

	Common Stocks – 96.7%
	Argentina – 1.6%
36,300	Despegar.com Corp.*	$1,118,040

	Brazil – 1.9%
145,300	Instituto Hermes Pardini S.A.	1,370,252

	Chile – 1.3%
215,000	Forus S.A.	935,737

	China – 9.7%
2,700,000	China Forestry Holdings Co., Ltd.*3,4	—
380,000	Haitian International Holdings Ltd.	1,137,935
597,000	Nexteer Automotive Group Ltd.	1,169,183
200,000	Techtronic Industries Co., Ltd.	1,174,043
600,000	Vitasoy International Holdings Ltd.	1,387,343
1,400,000	Xiabuxiabu Catering Management China Holdings Co., Ltd.[1]	2,042,198
		6,910,702
	India – 28.0%
37,600	AIA Engineering Ltd.	799,122
70,000	Care Ratings Ltd.	1,627,522
193,059	CCL Products India Ltd.	957,839
493,900	City Union Bank Ltd.	1,234,353
230,000	Essel Propack Ltd.	1,012,910
240,000	Jyothy Laboratories Ltd.	1,458,615
140,000	LIC Housing Finance Ltd.	1,295,586
89,000	Multi Commodity Exchange of India Ltd.	1,449,544
70,000	Natco Pharma Ltd.	1,047,015
103,000	PI Industries Ltd.	1,306,599
129,400	SH Kelkar & Co., Ltd.[1]	542,152
600,000	Sterlite Technologies Ltd.	2,645,563
187,848	Syngene International Ltd.[1]	1,466,941
335,500	Triveni Turbine Ltd.	676,218
280,000	Vakrangee Ltd.	2,432,434
		19,952,413
	Luxembourg – 1.2%
450,000	L'Occitane International S.A.	855,020

	Malaysia – 1.0%
479,400	Globetronics Technology BHD	746,747

	Mexico – 6.7%
225,000	Banregio Grupo Financiero S.A.B. de C.V.	1,196,953
443,800	Bolsa Mexicana de Valores S.A.B. de C.V.	740,986

EP Emerging Markets Small Companies Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017

Number of Shares		Value

	COMMON STOCKS (Continued)
	Mexico (Continued)
93,700	Gruma S.A.B. de C.V. - Class B	$1,227,369
961,000	Qualitas Controladora S.A.B. de C.V.	1,590,489
		4,755,797
	Philippines – 5.0%
7,300,000	D&L Industries, Inc.	1,467,777
1,200,000	Puregold Price Club, Inc.	1,185,472
330,000	Universal Robina Corp.	914,092
		3,567,341
	Poland – 1.5%
11,022	AmRest Holdings S.E.*	1,069,195

	Romania – 1.9%
2,438,971	Banca Transilvania S.A.	1,357,727

	South Africa – 4.7%
130,000	AVI Ltd.	906,443
147,000	Clicks Group Ltd.	1,646,467
107,844	Famous Brands Ltd.*	780,362
		3,333,272
	South Korea – 7.6%
8,200	Hanssem Co., Ltd.	1,247,914
27,000	Koh Young Technology, Inc.	1,852,047
11,000	Loen Entertainment, Inc.	1,045,656
38,000	Vieworks Co., Ltd.	1,293,455
		5,439,072
	Taiwan – 13.4%
43,000	ASPEED Technology, Inc.	995,680
385,000	Chroma ATE, Inc.	1,877,628
58,277	Cub Elecparts, Inc.	575,399
100,000	Dr Wu Skincare Co., Ltd.	447,620
184,800	Gourmet Master Co., Ltd.	2,121,315
258,000	Hota Industrial Manufacturing Co., Ltd.	1,205,723
300,000	Lida Holdings Ltd.	1,010,388
71,000	Voltronic Power Technology Corp.	1,337,911
		9,571,664
	Thailand – 7.7%
1,800,000	Forth Smart Service PCL	1,137,869
1,300,000	Mega Lifesciences PCL	1,643,588
2,000,000	Taokaenoi Food & Marketing PCL	1,550,271
1,067,900	TOA Paint Thailand PCL*	1,165,303
		5,497,031

EP Emerging Markets Small Companies Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017

Number of Shares		Value
	Vietnam – 3.5%
441,974	Mobile World Investment Corp.	$2,500,546

	Total Common Stocks (Cost $50,997,250)	68,980,556

Principal Amount

	Short-Term Investments – 3.5%
$2,511,407	UMB Money Market Fiduciary, 0.010%[2]	2,511,407

	Total Short-Term Investments (Cost $2,511,407)	2,511,407

	Total Investments – 100.2% (Cost $53,508,657)	71,491,963
	Liabilities in Excess of Other Assets – (0.2)%	(159,003)

	Total Net Assets – 100.0%	$71,332,960

PCL – Public Company Limited

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The aggregate value of such investments is 5.68% of Net Assets. The total value of these securities is $4,051,291.
[2]	The rate is the annualized seven-day yield at period end.
[3]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The aggregate value of these securities is $0.
[4]	Illiquid Security. The total illiquid securities represent 0.00% of Net Assets.

See accompanying Notes to Financial Statements.

EP Emerging Markets Small Companies Fund

SUMMARY OF INVESTMENTS

As of October 31, 2017

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	27.8%
Consumer, Cyclical	24.6%
Industrial	15.2%
Financial	12.4%
Technology	5.9%
Communications	5.3%
Basic Materials	4.2%
Diversified	1.3%
Total Common Stocks	96.7%
Short-Term Investments	3.5%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2017

Number of Shares		Value

	Common Stocks – 93.9%
	Gold Mining – 44.3%
90,120	Agnico Eagle Mines Ltd.	$4,022,056
30,000	Alamos Gold, Inc. - Class A	189,600
150,000	B2Gold Corp.*1	381,366
1,265,600	B2Gold Corp. *	3,201,968
1,650,000	GoGold Resources, Inc.*1	549,957
1,117,000	Gold Fields Ltd. - ADR	4,434,490
254,980	Goldcorp, Inc.	3,330,039
150,000	Guyana Goldfields, Inc.*1	534,842
10,000	Kirkland Lake Gold Ltd.	117,700
2,955,000	Mandalay Resources Corp.[1]	675,703
1,237,990	New Gold, Inc.*	4,072,987
610,000	OceanaGold Corp.[1]	1,635,997
40,000	Pretium Resources, Inc. *	450,800
40,000	Pretium Resources, Inc. *1	450,198
44,000	Randgold Resources Ltd. - ADR	4,323,880
400,000	Resolute Mining Ltd. [1]	315,322
248,095	Richmont Mines, Inc.*	2,170,831
10,000	Richmont Mines, Inc.*1	87,048
51,000	Torex Gold Resources, Inc.*1	703,271
600,000	Yamana Gold, Inc.	1,566,000
		33,214,055
	Royalty Companies – 24.7%
80,096	Franco-Nevada Corp. [1]	6,362,826
5,000,000	Metalla Royalty & Streaming Ltd.*1, 2, 5	2,247,888
45,000	Osisko Gold Royalties Ltd.	567,000
323,120	Osisko Gold Royalties Ltd. [1]	4,067,490
56,200	Royal Gold, Inc.	4,726,982
25,000	Wheaton Precious Metals Corp.	518,500
		18,490,686
	Precious Metals Developmental – 6.5%
2,185,170	Almaden Minerals Ltd. - Class B*	2,250,725
430,000	Almaden Minerals Ltd. - Class B *1	436,633
136,017	Almaden Minerals Ltd. - Class B *1, 2	138,115
1,413,000	Sunridge Gold Corp.*1,3	26,286
3,013,567	Vista Gold Corp.*	2,049,226
		4,900,985
	Precious Metals Exploration – 12.6%
861,182	Almadex Minerals Ltd.*1	760,986
1,500,000	Evrim Resources Corp.*1	290,676
1,851,151	Evrim Resources Corp.*1, 2	358,722
1,200,000	Irving Resources, Inc.*1	744,128
8,880,000	Medgold Resources Corp.*1, 2, 5	1,152,934
4,844,100	Midland Exploration, Inc.*1, 5	3,754,825

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017

Number of Shares		Value

	Common Stocks (Continued)
	Precious Metals Exploration (Continued)
1,080,000	Millrock Resources, Inc.*1, 2	$267,886
7,636,000	Miranda Gold Corp.*1, 5	355,135
370,465	Mirasol Resources Ltd.*1	482,429
668,020	Mirasol Resources Ltd.*1, 2	869,912
5,016,400	Revelo Resources Corp.*1	136,093
525,865	Skeena Resources Ltd.*1, 2	195,655
5,198,000	Tri Origin Exploration Ltd.*1, 5	100,729
		9,470,110
	Silver: Exploration and Mining – 4.6%
588,266	Fortuna Silver Mines, Inc.*	2,482,483
488,500	Golden Arrow Resources Corp.*1	174,180
10,000	MAG Silver Corp.*	106,200
41,500	Pan American Silver Corp.	677,695
		3,440,558
	Diversified Exploration and Mining – 1.2%
377,000	Nevsun Resources Ltd.[1]	888,365

	Total Common Stocks (Cost $63,265,160)	70,404,759

	Warrants – 1.2%
	Diversified Exploration and Mining – 0.0%
177,300	Lara Exploration Ltd., Expiration Date: August 18, 2018*1, 2, 3	—

	Silver: Exploration and Mining – 0.0%
325,000	Golden Arrow Resources Corp., Expiration Date: January 28, 2018*1, 2, 3	—

	Precious Metals Developmental – 0.0%
68,008	Almaden Minerals Ltd., Expiration Date: June 1, 2020 *1, 2, 3	—

	Precious Metals Exploration – 1.2%
100,000	Azimut Exploration, Inc., Expiration Date: July 22, 2018*1, 2, 3	—
100,739	Callinex Mines, Inc., Expiration Date: November 22, 2019*1, 2, 3	—
750,000	Evrim Resources Corp., Expiration Date: December 16, 2020*1, 2, 3	—
925,575	Evrim Resources Corp., Expiration Date: May 19, 2020*1, 2, 3	—
1,227,900	Iron Creek Capital Corp., Expiration Date: April 17, 2019*1, 2, 3	—
600,000	Irving Resources, Inc., Expiration Date: November 10, 2019*1, 2, 3	125,572
2,638,000	Kilo Goldmines Ltd., Expiration Date: August 25, 2018*1, 2, 3	—
2,400,000	Midland Exploration, Inc., Expiration Date: May 3, 2018*1, 2, 3	—
1,080,000	Millrock Resources, Inc., Expiration Date: May 25, 2019*1, 2, 3	—
4,970,000	Miranda Gold Corp., Expiration Date: June 23, 2021*1, 2, 3	—
417,000	Osisko Mining, Inc., Expiration Date: February 3, 2019*1, 2, 3	809,693
1,025,000	Revelo Resources Corp., Expiration Date: July 18, 2018*1, 2, 3	—
312,500	Skeena Resources, Inc., Expiration Date: July 8, 2019*1, 2, 3	—
500,000	Thunderstruck Resources Ltd., Expiration Date: November 29, 2019*1, 2, 3	—

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017

Number of Shares		Value

	Warrants (Continued)
	Precious Metals Exploration (Continued)
1,795,000	Tri Origin Exploration Ltd., Expiration Date: April 20, 2018*1, 2, 3	$—
		935,265
	Total Warrants (Cost $—)	935,265

Principal
Amount

	Short-Term Investments – 5.1%
$3,825,228	UMB Money Market Fiduciary, 0.010%[4]	3,825,228

	Total Short-Term Investments (Cost $3,825,228)	3,825,228

	Total Investments – 100.2% (Cost $67,090,388)	75,165,252
	Liabilities in Excess of Other Assets – (0.2)%	(158,791)

	Total Net Assets – 100.0%	$75,006,461

ADR – American Depositary Receipt

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	Illiquid Security. Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities fair valued under direction of the Board of Trustees. The aggregate value of such investments is 8.22% of Net Assets. The total value of these securities is $6,166,377.
[3]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 1.28% of Net Assets. The total value of these securities is $961,551.
[4]	The rate is the annualized seven-day yield at period end.
[5]	Affiliated company.

See accompanying Notes to Financial Statements.

EuroPac Gold Fund

SUMMARY OF INVESTMENTS

As of October 31, 2017

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Gold Mining	44.3%
Royalty Companies	24.7%
Precious Metals Exploration	12.6%
Precious Metals Developmental	6.5%
Silver: Exploration and Mining	4.6%
Diversified Exploration and Mining	1.2%
Total Common Stocks	93.9%
Short-Term Investments	5.1%
Warrants	1.2%
Total Investments	100.2%
Other Assets in Excess of Liabilities	(0.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of October 31, 2017

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Assets:
Investments in unaffiliated issuers, at cost	$66,060,430	$48,927,278	$67,675,855
Investments in affiliated issuers, at cost	-	-	-
Foreign currency, at cost	-	335,060	51,124
Investments in unaffiliated issuers, at value	$65,513,490	$42,674,293	$65,369,673
Investments in affiliated issuers, at value	-	-	-
Foreign currency, at value	-	328,104	53,073
Cash	-	-	-
Receivables:
Fund shares sold	5,335	100	9,175
Dividends and interest	181,124	601,472	250,725
Due from Custodian	-	455,406	-
Prepaid expenses	7,089	13,430	22,001
Total assets	65,707,038	44,072,805	65,704,647

Liabilities:
Segregated cash due to Broker
Payables:
Investment securities purchased	-	-	-
Fund shares redeemed	60,097	20,615	51,928
Advisory fees	52,733	15,678	40,406
Distribution fees (Note 8)	12,991	8,654	13,473
Shareholder servicing fees (Note 7)	5,145	5,111	5,149
Auditing fees	17,646	17,645	17,536
Transfer agent fees and expenses	13,137	11,165	10,825
Fund accounting fees	9,779	9,855	9,874
Fund administration fees	9,382	8,725	10,247
Custody fees	4,701	6,357	5,200
Trustees' fees and expenses	712	1,608	1,229
Chief Compliance Officer fees	439	1,577	717
Trustees' deferred compensation (Note 3)	148	147	148
Accrued other expenses	19,199	15,832	14,944
Total liabilities	206,109	122,969	181,676

Net Assets	$65,500,929	$43,949,836	$65,522,971

Components of Net Assets:
Paid-in Capital (par value of $0.01 per share with an
unlimited number of shares authorized)	$83,125,119	$54,221,264	$77,400,663
Accumulated net investment income (loss)	-	(2,338,619)	8,175
Accumulated net realized loss on investments,
purchased options contracts and foreign currency
transactions	(17,078,143)	(1,661,514)	(9,582,726)
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(546,940)	(6,252,985)	(2,306,182)
Investments in affiliated issuers	-	-	-
Foreign currency translations	893	(18,310)	3,041
Net Assets	$65,500,929	$43,949,836	$65,522,971

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$64,801,930	$43,189,449	$63,216,769
Shares of beneficial interest issued and outstanding	8,470,888	5,124,305	7,613,319
Redemption price per share	$7.65	$8.43	$8.30
Maximum sales charge (4.50% of offering price)*	0.36	0.40	0.39
Maximum offering price to public	$8.01	$8.83	$8.69

Class I Shares:
Net assets applicable to shares outstanding	$698,999	$760,387	$2,306,202
Shares of beneficial interest issued and outstanding	91,248	89,522	277,711
Offering and redemption price per share	$7.66	$8.49	$8.30

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of October 31, 2017

	EP Emerging Markets Small Companies Fund	EuroPac Gold Fund
Assets:
Investments in unaffiliated issuers, at cost	$53,508,657	$60,770,987
Investments in affiliated issuers, at cost	-	6,319,401
Foreign currency, at cost	-	32,434
Investments in unaffiliated issuers, at value	$71,491,963	$67,553,741
Investments in affiliated issuers, at value	-	7,611,511
Foreign currency, at value	-	31,309
Cash	-	15,640
Receivables:
Fund shares sold	7,399	33,930
Dividends and interest	14,396	2,311
Prepaid expenses	15,637	12,534
Total assets	71,529,395	75,260,976

Liabilities:
Segregated cash due to Broker	-	238
Payables:
Investment securities purchased	-	70,602
Fund shares redeemed	59,593	60,187
Advisory fees	44,476	49,231
Distribution fees (Note 8)	13,950	16,685
Shareholder servicing fees (Note 7)	3,804	2,368
Auditing fees	17,391	17,465
Transfer agent fees and expenses	7,926	7,369
Fund accounting fees	13,024	7,141
Fund administration fees	9,848	10,783
Custody fees	11,879	1,897
Trustees' fees and expenses	160	432
Chief Compliance Officer fees	1,420	1,329
Trustees' deferred compensation (Note 3)	148	149
Accrued other expenses	12,816	8,639
Total liabilities	196,435	254,515

Net Assets	$71,332,960	$75,006,461

Components of Net Assets:
Paid-in Capital (par value of $0.01 per share with an
unlimited number of shares authorized)	$56,023,128	$76,914,624
Accumulated net investment income (loss)	(445,544)	(464,395)
Accumulated net realized loss on investments,
purchased options contracts and foreign currency
transactions	(2,227,960)	(9,517,952)
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	17,983,306	6,782,754
Investments in affiliated issuers	-	1,292,110
Foreign currency translations	30	(680)
Net Assets	$71,332,960	$75,006,461

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$70,768,006	$75,006,461
Shares of beneficial interest issued and outstanding	5,194,176	8,456,257
Redemption price per share	$13.62	$8.87
Maximum sales charge (4.50% of offering price)*	0.64	0.42
Maximum offering price to public	$14.26	$9.29

Class I Shares:
Net assets applicable to shares outstanding	$564,954
Shares of beneficial interest issued and outstanding	40,990
Offering and redemption price per share	$13.78

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2017

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Investment Income:
Dividend income from unaffiliated issuers (net of foreign withholding taxes of $256,923, $0 and $363,501, respectively)	$1,826,528	$-	$2,527,228
Interest income from unaffiliated issuers (net of foreign withholding taxes of $0, $5,665 and $0, respectively)	587	1,642,306	552
Total investment income	1,827,115	1,642,306	2,527,780

Expenses:
Advisory fees	671,728	264,379	532,122
Distribution fees (Note 8)	154,097	108,449	151,073
Transfer agent fees and expenses	71,054	48,874	63,127
Fund administration fees	69,720	59,673	69,729
Fund accounting fees	56,119	53,560	59,553
Shareholder servicing fees (Note 7)	50,984	35,252	51,065
Registration fees	33,350	30,999	28,999
Custody fees	20,462	18,995	23,775
Auditing fees	17,600	17,600	17,600
Legal fees	17,499	17,499	15,499
Shareholder reporting fees	13,002	7,001	10,001
Trustees' fees and expenses	6,501	7,501	7,501
Miscellaneous	6,201	3,599	5,201
Chief Compliance Officer fees	4,800	4,800	4,800
Insurance fees	1,299	1,299	1,402
Excise Tax expenses	175	-	1,298
Interest expense	-	-	-

Total expenses	1,194,591	679,480	1,042,745
Advisory fees waived	(107,366)	(174,466)	(107,841)
Net expenses	1,087,225	505,014	934,904
Net investment income (loss)	739,890	1,137,292	1,592,876

Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts and Foreign Currency:
Net realized gain (loss) on:
Investments in unaffiliated issuers	266,199	(3,733,676)	23,990
Investments in affiliated issuers	-	-	-
Purchased options contracts	-	-	-
Foreign currency transactions	18,356	57,876	(2,500)
Net realized gain (loss)	284,555	(3,675,800)	21,490
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	2,418,111	3,699,534	2,970,488
Investments in affiliated issuers	-	-	-
Purchased options contracts	-	-	-
Foreign currency translations	2,408	(8,135)	4,565
Net change in unrealized appreciation/depreciation	2,420,519	3,691,399	2,975,053
Net increase from payments by affiliates (Note 3)	-	-	-
Net realized and unrealized gain (loss) on investments, purchased options contracts,
and foreign currency	2,705,074	15,599	2,996,543

Net Increase (Decrease) in Net Assets from Operations	$3,444,964	$1,152,891	$4,589,419

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2017

	EP Emerging Markets Small Companies Fund	EuroPac Gold Fund
Investment Income:
Dividend income from unaffiliated issuers (net of foreign withholding taxes of $84,799 and $52,251, respectively)	$943,291	$400,935
Interest income from unaffiliated issuers (net of foreign withholding taxes of $0 and $0, respectively)	253	182
Total investment income	943,544	401,117

Expenses:
Advisory fees	682,210	591,784
Distribution fees (Note 8)	156,777	184,923
Transfer agent fees and expenses	74,380	57,572
Fund administration fees	71,451	76,936
Fund accounting fees	77,749	52,071
Shareholder servicing fees (Note 7)	48,004	59,166
Registration fees	47,096	19,998
Custody fees	135,809	14,207
Auditing fees	17,600	17,600
Legal fees	19,554	40,199
Shareholder reporting fees	10,750	16,601
Trustees' fees and expenses	7,501	8,099
Miscellaneous	7,001	4,501
Chief Compliance Officer fees	17,801	15,801
Insurance fees	1,402	1,299
Excise Tax expenses	-	-
Interest expense	-	153

Total expenses	1,375,085	1,160,910
Advisory fees waived	(270,793)	(51,173)
Net expenses	1,104,292	1,109,737
Net investment income (loss)	(160,748)	(708,620)

Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts and Foreign Currency:
Net realized gain (loss) on:
Investments in unaffiliated issuers	3,886,657	2,784,802
Investments in affiliated issuers	-	(196,912)
Purchased options contracts	-	(52,651)
Foreign currency transactions	(46,218)	10,907
Net realized gain (loss)	3,840,439	2,546,146
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	6,506,016	(3,625,357)
Investments in affiliated issuers	-	(152,158)
Purchased options contracts	-	29,582
Foreign currency translations	1,177	(594)
Net change in unrealized appreciation/depreciation	6,507,193	(3,748,527)
Net increase from payments by affiliates (Note 3)	-	21,861
Net realized and unrealized gain (loss) on investments, purchased options contracts,
and foreign currency	10,347,632	(1,180,520)

Net Increase (Decrease) in Net Assets from Operations	$10,186,884	$(1,889,140)

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EuroPac International
	Value Fund

	For the	For the
	Year Ended	Year Ended
	October 31, 2017	October 31, 2016
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$739,890	$361,291
Net realized gain (loss) on investments and foreign currency transactions	284,555	(10,273,019)
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	2,420,519	16,346,873
Net increase in net assets resulting from operations	3,444,964	6,435,145

Distributions to Shareholders:
From net investment income:
Class A	(749,338)	(728,624)
Class I	(7,898)	(2,044)
From return of capital:
Class A	(111,966)	-
Class I	(1,165)	-
Total distributions to shareholders	(870,367)	(730,668)

Capital Transactions:
Net proceeds from shares sold:
Class A	10,256,497	14,767,764
Class I	175,400	699,238
Reinvestment of distributions:
Class A	550,548	488,782
Class I	8,928	2,044
Cost of shares redeemed:
Class A1	(8,245,361)	(6,140,131)
Class I2	(31,044)	(279,119)
Net increase in net assets from capital transactions	2,714,968	9,538,578

Total increase in net assets	5,289,565	15,243,055

Net Assets:
Beginning of period	60,211,364	44,968,309
End of period	$65,500,929	$60,211,364

Capital Share Transactions:
Shares sold:
Class A	1,369,831	2,061,050
Class I	22,587	96,770
Shares reinvested:
Class A	72,558	75,499
Class I	1,176	306
Shares redeemed:
Class A	(1,107,948)	(897,390)
Class I	(4,300)	(38,522)
Net increase in capital share transactions	353,904	1,297,713

[1]	Net of redemption fees of $752 and $304, respectively.
[2]	Net of redemption fees of $0 and $16, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EuroPac International
	Bond Fund

	For the Year Ended	For the Year Ended
	October 31, 2017	October 31, 2016
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$1,137,292	$1,046,040
Net realized loss on investments and foreign currency transactions	(3,675,800)	(6,291,432)
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	3,691,399	6,834,940
Net increase in net assets resulting from operations	1,152,891	1,589,548

Distributions to Shareholders:
From net investment income:
Class A	-	(240,361)
Class I	-	(1,260)
Total distributions to shareholders	-	(241,621)

Capital Transactions:
Net proceeds from shares sold:
Class A	4,051,792	7,133,378
Class I	201,424	513,618
Reinvestment of distributions:
Class A	-	153,576
Class I	-	1,260
Cost of shares redeemed:
Class A1	(7,868,718)	(9,370,373)
Class I	(58,966)	(240,130)
Net decrease in net assets from capital transactions	(3,674,468)	(1,808,671)

Total decrease in net assets	(2,521,577)	(460,744)

Net Assets:
Beginning of period	46,471,413	46,932,157
End of period	$43,949,836	$46,471,413

Accumulated net investment loss	$(2,338,619)	$(4,140,851)

Capital Share Transactions:
Shares sold:
Class A	487,895	876,230
Class I	24,309	61,992
Shares reinvested:
Class A	-	19,701
Class I	-	161
Shares redeemed:
Class A	(961,989)	(1,175,092)
Class I	(7,150)	(29,965)
Net decrease in capital share transactions	(456,935)	(246,973)

[1]	Net of redemption fees of $462 and $0, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EuroPac International
	Dividend Income Fund

	For the	For the
	Year Ended	Year Ended
	October 31, 2017	October 31, 2016
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$1,592,876	$1,241,929
Net realized gain (loss) on investments and foreign currency transactions	21,490	(5,382,530)
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	2,975,053	5,796,913
Net increase in net assets resulting from operations	4,589,419	1,656,312

Distributions to Shareholders:
From net investment income:
Class A	(1,572,946)	(1,544,022)
Class I	(62,116)	(58,734)
Total distributions to shareholders	(1,635,062)	(1,602,756)

Capital Transactions:
Net proceeds from shares sold:
Class A	8,137,522	15,469,442
Class I	302,902	291,518
Reinvestment of distributions:
Class A	844,226	778,271
Class I	61,582	57,238
Cost of shares redeemed:
Class A1	(8,985,769)	(8,542,972)
Class I	(142,687)	(232,868)
Net increase in net assets from capital transactions	217,776	7,820,629

Total increase in net assets	3,172,133	7,874,185

Net Assets:
Beginning of period	62,350,838	54,476,653
End of period	$65,522,971	$62,350,838

Accumulated net investment income	$8,175	$52,446

Capital Share Transactions:
Shares sold:
Class A	1,001,639	1,946,040
Class I	37,838	37,254
Shares reinvested:
Class A	104,005	101,027
Class I	7,583	7,437
Shares redeemed:
Class A	(1,121,845)	(1,126,281)
Class I	(17,476)	(30,652)
Net increase in capital share transactions	11,744	934,825

[1]	Net of redemption fee proceeds of $234 and $1,145, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EP Emerging Markets
	Small Companies Fund

	For the	For the
	Year Ended	Year Ended
	October 31, 2017	October 31, 2016
Increase (Decrease) in Net Assets From:
Operations:
Net investment loss	$(160,748)	$(93,782)
Net realized gain on investments and foreign currency transactions	3,840,439	1,978,397
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	6,507,193	4,124,129
Net increase in net assets resulting from operations	10,186,884	6,008,744

Distributions to Shareholders:
From net realized gain
Class A	(826,410)	(764,127)
Class I	(6,538)	(7,967)
Total distributions to shareholders	(832,948)	(772,094)

Capital Transactions:
Net proceeds from shares sold:
Class A	9,386,681	45,053,979
Class I	127,938	213,277
Reinvestment of distributions:
Class A	532,576	474,982
Class I	3,829	2,628
Cost of shares redeemed:
Class A1	(9,276,113)	(11,538,407)
Class I	(111,480)	(302,986)
Net increase in net assets from capital transactions	663,431	33,903,473

Total increase in net assets	10,017,367	39,140,123

Net Assets:
Beginning of period	61,315,593	22,175,470
End of period	$71,332,960	$61,315,593

Accumulated net investment loss	$(445,544)	$(15,177)

Capital Share Transactions:
Shares sold:
Class A	749,573	4,201,631
Class I	9,825	19,513
Shares reinvested:
Class A	48,110	46,612
Class I	342	256
Shares redeemed:
Class A	(758,969)	(1,101,432)
Class I	(9,563)	(28,466)
Net increase in capital share transactions	39,318	3,138,114

[1]	Net of redemption fees of $245 and $3,169, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EuroPac Gold Fund

	For the	For the
	Year Ended	Year Ended
	October 31, 2017	October 31, 2016
Increase (Decrease) in Net Assets From:
Operations:
Net investment loss	$(708,620)	$(204,629)
Net realized gain on investments, purchased options contracts
and foreign currency transactions	2,546,146	689,727
Net change in unrealized appreciation/depreciation on investments,
purchased options contracts and foreign currency translations	(3,748,527)	29,317,673
Net increase from payments by affiliates (Note 3)	21,861	-
Net increase (decrease) in net assets resulting from operations	(1,889,140)	29,802,771

Distributions to Shareholders:
From net investment income:
Class A	(9,369,279)	-
From return of capital:
Class A	(1,492,543)	-
Total distributions to shareholders	(10,861,822)	-

Capital Transactions:
Net proceeds from shares sold:
Class A	18,092,543	15,059,612
Reinvestment of distributions:
Class A	5,133,909	-
Cost of shares redeemed:
Class A1	(10,748,454)	(8,877,456)
Net increase in net assets from capital transactions	12,477,998	6,182,156

Total increase (decrease) in net assets	(272,964)	35,984,927

Net Assets:
Beginning of period	75,279,425	39,294,498
End of period	$75,006,461	$75,279,425

Accumulated net investment income (loss)	$(464,395)	$895,473

Capital Share Transactions:
Shares sold:
Class A	2,106,241	1,560,931
Shares reinvested:
Class A	621,539	-
Shares redeemed:
Class A	(1,197,689)	(1,063,235)
Net increase in capital share transactions	1,530,091	497,696

[1]	Net of redemption fees of $4,249 and $7,283, respectively.

See accompanying Notes to Financial Statements.

EuroPac International Value Fund - Class A
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of period	$7.34	$6.51	$9.35	$10.26	$10.27
Income from Investment Operations:
Net investment income[1]	0.09	0.05	0.13	0.18	0.10
Net realized and unrealized gain (loss) on investments	0.32	0.88	(2.38)	(0.86)[6]	0.11
Total from investment operations	0.41	0.93	(2.25)	(0.68)	0.21

Less Distributions:
From net investment income	(0.09)	(0.10)	(0.12)	(0.23)	(0.22)
From net realized gain	-	-	(0.47)	-	-
From return of capital	(0.01)	-	-	-	-
Total distributions	(0.10)	(0.10)	(0.59)	(0.23)	(0.22)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$7.65	$7.34	$6.51	$9.35	$10.26

Total return[3]	5.66%	14.53%	(25.18)%	(6.84)%	2.14%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$64,802	$59,684	$44,882	$65,688	$83,673

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.92%[4]	1.97%	2.00%	1.90%	1.83%[7]
After fees waived and expenses absorbed	1.75%[4]	1.75%	1.75%	1.75%	1.76%[7]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.02%[5]	0.47%	1.42%	1.66%	1.90%[8]
After fees waived and expenses absorbed	1.19%[5]	0.69%	1.67%	1.81%	1.97%[8]
Portfolio turnover rate	10%	40%	41%	29%	42%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[4]	Includes excise tax expense. If this expense was excluded, the ratio of expenses to average net assets before fees waived would have been 1.92%; the ratio of expenses to average net assets after fees waived would have been 1.75%.
[5]	Includes excise tax expense. If this expense was excluded, the ratio of net investment income to average net assets before fees waived would have been 1.02%; the ratio of net investment income to average net assets after fees waived would have been 1.19%.
[6]	The Affiliate reimbursed the Fund $24,512 for losses on a transaction not meeting the investment guidelines of the Fund. As of October 31, 2014, the reimbursement amount represents $0.003 per share. This reimbursement had no impact to the Fund's total return.
[7]	Includes excise tax expense. If this expense was excluded, the ratio of expenses to average net assets before fees waived would have been 1.82%; the ratio of expenses to average net assets after fees waived would have been 1.75%.
[8]	Includes excise tax expense. If this expense was excluded, the ratio of net investment income to average net assets before fees waived would have been 1.91%; the ratio of net investment income to average net assets after fees waived would have been 1.98%.

See accompanying Notes to Financial Statements.

EuroPac International Value Fund - Class I
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Year Ended October 31,				For the Period
					July 16, 2013* through
	2017	2016	2015	2014	October 31, 2013
Net asset value, beginning of period	$7.34	$6.51	$9.35	$10.26	$9.93
Income from Investment Operations:
Net investment income[1]	0.11	0.07	0.14	0.21	0.02
Net realized and unrealized gain (loss) on investments	0.33	0.87	(2.37)	(0.87)	0.33
Total from investment operations	0.44	0.94	(2.23)	(0.66)	0.35

Less Distributions:
From net investment income	(0.11)	(0.11)	(0.14)	(0.25)	(0.02)
From net realized gain	-	-	(0.47)	-	-
From return of capital	(0.01)	-	-	-	-
Total distributions	(0.12)	(0.11)	(0.61)	(0.25)	(0.02)

Redemption fee proceeds[1]	-	- [2]	-	-	-

Net asset value, end of period	$7.66	$7.34	$6.51	$9.35	$10.26

Total return[3]	6.03%	14.73%	(25.02)%	(6.66)%	3.57%[6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$699	$527	$86	$23	$105

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.67%[4]	1.72%	1.75%	1.65%	1.58%[7]
After fees waived and expenses absorbed	1.50%[4]	1.50%	1.50%	1.50%	1.50%[7]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.27%[5]	0.72%	1.67%	1.91%	0.65%[7]
After fees waived and expenses absorbed	1.44%[5]	0.94%	1.92%	2.06%	0.73%[7]
Portfolio turnover rate	10%	40%	41%	29%	42%[6]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Includes excise tax expense. If this expense was excluded, the ratio of expenses to average net assets before fees waived would have been 1.67%; the ratio of expenses to average net assets after fees waived would have been 1.50%.
[5]	Includes excise tax expense. If this expense was excluded, the ratio of net investment income to average net assets before fees waived would have been 1.27%; the ratio of net investment income to average net assets after fees waived would have been 1.44%.
[6]	Not annualized.
[7]	Annualized.

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each Period.

	For the Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of period	$8.19	$7.93	$9.49	$9.89	$10.37
Income from Investment Operations:
Net investment income[1]	0.21	0.18	0.24	0.30	0.28
Net realized and unrealized gain (loss) on investments	0.03	0.12	(1.65)	(0.51)	(0.44)
Total from investment operations	0.24	0.30	(1.41)	(0.21)	(0.16)

Less Distributions:
From net investment income	-	(0.04)	(0.15)	(0.17)	(0.24)
From net realized gain	-	-	-	(0.02)	(0.08)
Total distributions	-	(0.04)	(0.15)	(0.19)	(0.32)

Redemption fee proceeds[1]	- [2]	-	- [2]	- [2]	- [2]

Net asset value, end of period	$8.43	$8.19	$7.93	$9.49	$9.89

Total return[3]	2.93%	3.83%	(14.96)%	(2.09)%	(1.53)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$43,190	$45,875	$46,612	$64,492	$86,667

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.55%	1.57%	1.48%	1.39%	1.23%
After fees waived and expenses absorbed	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.18%	1.88%	2.50%	2.81%	2.70%
After fees waived and expenses absorbed	2.58%	2.30%	2.83%	3.05%	2.77%

Portfolio turnover rate	22%	26%	4%	33%	49%

[1]	Calculated based on average shares outstanding.
[2]	Less than $0.01.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each Period.

	For the Year Ended October 31,				For the Period
					July 16, 2013* through
	2017	2016	2015	2014	October 31, 2013
Net asset value, beginning of period	$8.24	$7.96	$9.51	$9.91	$9.73
Income from Investment Operations:
Net investment income[1]	0.24	0.21	0.26	0.32	0.10
Net realized and unrealized gain (loss) on investments	0.01	0.12	(1.64)	(0.51)	0.12
Total from investment operations	0.25	0.33	(1.38)	(0.19)	0.22

Less Distributions:
From net investment income	-	(0.05)	(0.17)	(0.19)	(0.04)
From net realized gain	-	-	-	(0.02)	-
Total distributions	-	(0.05)	(0.17)	(0.21)	(0.04)

Net asset value, end of period	$8.49	$8.24	$7.96	$9.51	$9.91

Total return[2]	3.03%	4.16%	(14.64)%	(1.90)%	2.28%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$760	$596	$320	$257	$211

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.30%	1.32%	1.23%	1.14%	1.06%[4]
After fees waived and expenses absorbed	0.90%	0.90%	0.90%	0.90%	0.90%[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.43%	2.13%	2.75%	3.06%	3.32%[4]
After fees waived and expenses absorbed	2.83%	2.55%	3.08%	3.30%	3.48%[4]

Portfolio turnover rate	22%	26%	4%	33%	49%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding.
[2]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund - Class A
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

				For the Period
	For the Year Ended October 31,			January 10, 2014*
				through
	2017	2016	2015	October 31, 2014
Net asset value, beginning of period	$7.91	$7.84	$9.89	$10.00
Income from Investment Operations:
Net investment income[1]	0.20	0.17	0.28	0.33
Net realized and unrealized gain (loss) on investments	0.40	0.12	(1.95)	(0.18)
Total from investment operations	0.60	0.29	(1.67)	0.15

Less Distributions:
From net investment income	(0.21)	(0.22)	(0.28)	(0.26)
From net realized gain	-	-	(0.10)	-
Total distributions	(0.21)	(0.22)	(0.38)	(0.26)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$8.30	$7.91	$7.84	$9.89

Total return[3]	7.68%	3.84%	(17.24)%	1.36%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$63,217	$60,375	$52,628	$49,156

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.68%	1.78%	1.73%	2.06%[5]
After fees waived and expenses absorbed	1.50%	1.50%	1.50%	1.50%[5]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.36%	1.92%	2.92%	3.41%[5]
After fees waived and expenses absorbed	2.54%	2.20%	3.16%	3.97%[5]
Portfolio turnover rate	6%	25%	49%	28%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund - Class I
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

				For the Period
	For the Year Ended October 31,			January 10, 2014*
				through
	2017	2016	2015	October 31, 2014
Net asset value, beginning of period	$7.91	$7.84	$9.89	$10.00
Income from Investment Operations:
Net investment income[1]	0.22	0.19	0.31	0.35
Net realized and unrealized gain (loss) on investments	0.40	0.12	(1.95)	(0.19)
Total from investment operations	0.62	0.31	(1.64)	0.16

Less Distributions:
From net investment income	(0.23)	(0.24)	(0.31)	(0.27)
From net realized gain	-	-	(0.10)	-
Total distributions	(0.23)	(0.24)	(0.41)	(0.27)

Net asset value, end of period	$8.30	$7.91	$7.84	$9.89

Total return[2]	7.92%	4.09%	(17.03)%	1.50%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,306	$1,976	$1,849	$1,934

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.43%	1.53%	1.48%	1.81%[4]
After fees waived and expenses absorbed	1.25%	1.25%	1.25%	1.25%[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.61%	2.17%	3.17%	3.66%[4]
After fees waived and expenses absorbed	2.79%	2.45%	3.41%	4.22%[4]
Portfolio turnover rate	6%	25%	49%	28%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

EP Emerging Markets Small Companies Fund - Class A
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.80	$10.78	$13.06	$12.30	$10.67
Income from Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.02)	(0.09)	(0.06)	0.01
Net realized and unrealized gain (loss) on investments	2.01	1.18	(1.91)	0.82	1.78
Total from investment operations	1.98	1.16	(2.00)	0.76	1.79

Less Distributions:
From net investment income	-	-	-	-	(0.16)
From net realized gain	(0.16)	(0.14)	(0.28)	-	-
Total distributions	(0.16)	(0.14)	(0.28)	-	(0.16)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$13.62	$11.80	$10.78	$13.06	$12.30

Total return[3]	17.12%	10.93%	(15.50)%	6.18%	16.92%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$70,768	$60,835	$21,643	$31,933	$34,465

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.18%	2.25%	2.71%	2.48%	2.24%
After fees waived and expenses absorbed	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.69)%	(0.67)%	(1.69)%	(1.23)%	(0.45)%
After fees waived and expenses absorbed	(0.26)%	(0.17)%	(0.73)%	(0.50)%	0.04%
Portfolio turnover rate
	34%	79%	52%	82%	101%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

See accompanying Notes to Financial Statements.

EP Emerging Markets Small Companies Fund - Class I
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Year Ended October 31,				For the Period
					July 16, 2013* through
	2017	2016	2015	2014	October 31, 2013
Net asset value, beginning of period	$11.91	$10.84	$13.11	$12.32	$12.62
Income from Investment Operations:
Net investment income (loss)[1]	- [2]	0.01	(0.06)	(0.03)	- [2]
Net realized and unrealized gain (loss) on investments	2.03	1.20	(1.93)	0.82	(0.30)
Total from investment operations	2.03	1.21	(1.99)	0.79	(0.30)

Less Distributions:
From net realized gain	(0.16)	(0.14)	(0.28)	-	-
Total distributions	(0.16)	(0.14)	(0.28)	-	-

Net asset value, end of period	$13.78	$11.91	$10.84	$13.11	$12.32

Total return[3]	17.38%	11.33%	(15.36)%	6.41%	(2.38)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$565	$481	$532	$647	$183

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.93%	2.00%	2.46%	2.23%	2.12%[5]
After fees waived and expenses absorbed	1.50%	1.50%	1.50%	1.50%	1.50%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.44)%	(0.42)%	(1.44)%	(0.98)%	(0.70)%[5]
After fees waived and expenses absorbed	(0.01)%	0.08%	(0.48)%	(0.25)%	(0.08)%[5]
Portfolio turnover rate	34%	79%	52%	82%	101%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

EuroPac Gold Fund - Class A
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

					For the Period
	For the Year Ended October 31,				July 19, 2013*
					through
	2017	2016	2015	2014	October 31, 2013
Net asset value, beginning of period	$10.87	$6.11	$7.25	$9.55	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.09)	(0.03)	(0.06)	(0.09)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.35)[7]	4.79	(1.08)	(2.15)	(0.43)
Total from investment operations	(0.44)	4.76	(1.14)	(2.24)	(0.45)

Less Distributions:
From net investment income	(1.35)	-	-	(0.06)	-
From return of capital	(0.21)	-	-	-	-
Total distributions	(1.56)	-	-	(0.06)	-

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$8.87	$10.87	$6.11	$7.25	$9.55

Total return[3]	(2.97)%	77.91%	(15.72)%	(23.49)%	(4.50)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$75,006	$75,279	$39,294	$33,320	$19,722

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.57%[4]	1.64%[4]	1.77%[4]	1.98%[4]	3.08%[4,6]
After fees waived and expenses absorbed	1.50%[4]	1.50%[4]	1.50%[4]	1.50%[4]	1.50%[4,6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.03)%	(0.49)%	(1.11)%	(1.39)%	(2.15)%[6]
After fees waived and expenses absorbed	(0.96)%	(0.35)%	(0.84)%	(0.91)%	0.57%[6]
Portfolio turnover rate	39%	21%	20%	14%	12%[5]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[4]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.00% for the year ended October 31, 2017. For the prior periods, the ratios would have been lowered by 0.00%, 0.00%, 0.00% and 0.00%, respectively.
[5]	Not annualized.
[6]	Annualized.
[7]	The Affiliates reimbursed the Fund $21,861 for losses on private placement security transactions. As of October 31, 2017, the reimbursement amount represents $0.003 per share. The reimbursement had no impact to the Fund's total return.

See accompanying Notes to Financial Statements.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS

October 31, 2017

Note 1 – Organization

EuroPac International Value Fund (the ‘‘International Value Fund’’), EuroPac International Bond Fund (the “International Bond Fund”), EuroPac International Dividend Income Fund (the “International Dividend Income Fund”), EP Emerging Markets Small Companies Fund (the “Emerging Markets Small Companies Fund”) and EuroPac Gold Fund (the “Gold Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).   The International Value Fund commenced operations on April 7, 2010, and its primary investment objective is to provide income and long-term capital appreciation. The International Bond Fund commenced operations on November 15, 2010, and its primary investment objective is to provide current income and capital appreciation.  The International Dividend Income Fund commenced operations on January 10, 2014, and its primary investment objective is to seek income and maximize growth of income. The Emerging Markets Small Companies Fund commenced operations on December 1, 2010, and its primary investment objective is to provide long-term capital appreciation. The Gold Fund commenced operations on July 19, 2013, and its primary investment objective is to provide long-term capital appreciation. The Gold Fund is authorized to issue Class A shares. The International Value Fund, International Bond Fund, International Dividend Income Fund and Emerging Markets Small Companies Fund are authorized to issue two classes of shares: Class A shares and Class I shares. The Class I shares commenced operations on July 16, 2013 in the International Value Fund, International Bond Fund and Emerging Markets Small Companies Fund.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2017

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets, but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and Expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2017

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended October 31, 2014 – 2016 and as of and during the year ended October 31, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders

The International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund, and Gold Fund, will make distributions of net investment income, per the table below and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Distribution Frequency of
Net Investment Income
International Value Fund	Quarterly
International Bond Fund	Monthly
International Dividend Income Fund	Quarterly
Emerging Markets Small Companies Fund	Annually
Gold Fund	Annually

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2017

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Options

The Funds may write or purchase options contracts primarily to enhance each Fund’s returns and reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrues during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Euro Pacific Asset Management, LLC (the “Advisor”).  Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. This agreement is in effect until February 28, 2018 for the International Value Fund, International Bond Fund, International Dividend Income Fund and Gold Fund, and it may be terminated before that date only by the Trust's Board of Trustees. This agreement is in effect until March 1, 2018 for the Emerging Markets Small Companies Fund, and it may be terminated before that date only by the Trust's Board of Trustees. The table below contains the expense cap by Fund and by Class.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2017

	Investment	Total Limit on Annual	Total Limit on Annual
	Advisory	Operating Expenses	Operating Expenses
	Fees	Class A Shares†	Class I Shares†
International Value Fund	1.08%	1.75%	1.50%
International Bond Fund	0.60%	1.15%	0.90%
International Dividend Income Fund	0.85%	1.50%	1.25%
Emerging Markets Small Companies Fund	1.08%	1.75%	1.50%
Gold Fund	0.80%	1.50%	-

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

Effective June 30, 2015, Emerging Markets Small Companies Fund is sub-advised by Champlain Investment Partners (the “Sub-advisor”). Pursuant to a sub-advisory agreement the Advisor pays a portion of the annual advisory fee of 1.08% of average daily net assets of the Fund to the Sub-advisor. Prior to June 30, 2015, the Fund’s Sub-advisor was New Sheridan Advisors, Inc.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), the acquisition of the Sub-Advisor by Champlain Investment Partners (the “Acquisition”) resulted in an assignment and termination of the Sub-Advisor’s current sub-advisory agreement with respect to the Emerging Markets Small Companies Fund. In anticipation of the Acquisition, the Board of Trustees of Investment Managers Series Trust (the “Trust”) approved a new sub-advisory agreement with Champlain Investment Partners with respect to the Funds (the “New Agreement”).

The Gold Fund is sub-advised by Global Strategic Management, d/b/a Adrian Day Asset Management (the “Sub-advisor”). Pursuant to a sub-advisory agreement the Advisor pays a portion of the annual advisory fee of 0.80% of average net assets of the Fund to the Sub-advisor.

For the year ended October 31, 2017, the Advisor waived fees as follows:

Advisory fees
International Value Fund	$107,366
International Bond Fund	174,466
International Dividend Income Fund	107,841
Emerging Markets Small Companies Fund	270,793
Gold Fund	51,173

Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of the amounts no later than October 31st of the years stated below:

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2017

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Small Companies Fund	Gold Fund
2018	$141,534	$183,005	$137,317	$269,226	$120,608
2019	117,102	189,833	158,484	275,723	81,073
2020	107,366	174,466	107,841	270,793	51,173
Total	$366,002	$547,304	$403,642	$815,742	$252,854

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the year ended October 31, 2017, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees had adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or defer some or all payments provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account.  The Funds’ liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Plan.  All amounts payable under the Plan constitute a general unsecured obligation of the Funds.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the year ended October 31, 2107, are reported on the Statements of Operations.

Affiliates reimbursed the Gold Fund $21,861 or $0.003 per share for losses on private placement security transactions. This amount is reported on the Fund’s SOP and SOC. These reimbursements had no impact to the Fund’s net asset value per share or total return.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2017

Note 4 – Federal Income Taxes

At October 31, 2017, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Small Companies Fund	Gold Fund

Cost of investments	$66,060,436	$48,927,278	$67,686,734	$53,508,657	$70,299,386

Gross unrealized appreciation	$7,866,962	$640,961	$5,044,496	$20,378,774	$12,695,870
Gross unrealized depreciation	(8,413,908)	(6,893,946)	(7,361,557)	(2,395,468)	(7,830,004)

Net unrealized appreciation/(depreciation) on investments	$(546,946)	$(6,252,985)	$(2,317,061)	$17,983,306	$4,865,866

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

Accounting principles generally accepted in the United States require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2017, permanent differences in book and tax accounting have been reclassified to paid in capital, accumulated net investment income and accumulated net realized gain as follows:

Increase (Decrease)
Funds	Paid in Capital	Accumulated Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)
International Value Fund	$1,010	$17,346	$(18,356)
International Bond Fund	(4,309,972)	664,940	3,645,032
International Dividend Income Fund	(415)	(2,085)	2,500
Emerging Markets Small Companies Fund	(32,932)	(269,619)	302,551
Gold Fund	1,019	8,718,031	(8,719,050)

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2017

As of October 31, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Small Companies Fund	Gold Fund
Undistributed ordinary income	$-	$-	$8,175	$-	$1,913,502
Undistributed long-term gains	-	-	-	3,097,935	-
Tax accumulated earnings	-	-	8,175	3,097,935	1,913,502

Accumulated capital and other losses	$(17,078,137)	$(4,000,133)	$(9,571,847)	$(5,771,439)	$(8,686,851)
Unrealized appreciation/ (depreciation) on investments	(546,946)	(6,252,985)	(2,317,061)	17,983,306	4,865,866
Unrealized appreciation/ (depreciation) foreign currency translations	893	(18,310)	3,041	30	(680)
Total accumulated earnings (deficit)	$(17,624,190)	$(10,271,428)	$(11,877,692)	$15,309,832	$(1,908,163)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and wash sale loss deferrals.

The tax character of distributions paid during the fiscal years ended October 31, 2017 and 2016 were as follows:

	International Value Fund		International Bond Fund		International Dividend Income Fund
	2017	2016	2017	2016	2017	2016
Distributions paid from:
Ordinary Income	$757,236	$730,668	$-	$241,621	$1,635,062	$1,602,756
Net long-term capital gains	-	-	-	-	-	-
Total taxable distributions	757,236	730,668	-	241,621	1,635,062	1,602,756
Return of Capital	113,131	-	-	-	-	-
Total distributions paid	$870,367	$730,668	$-	$241,621	$1,635,062	$1,602,756

	Emerging Markets Small Companies Fund		Gold Fund
	2017	2016	2017	2016
Distributions paid from:
Ordinary Income	$-	$-	$9,369,279	$-
Net long-term capital gains	832,948	772,094	-	-
Total taxable distributions	832,948	772,094	9,369,279	-
Return of Capital	-	-	1,492,543
Total distributions paid	$832,948	$772,094	$10,861,822	$-

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2017

At October 31, 2017, the Funds had accumulated capital loss carry forwards as follows:

	Capital Loss Carryforward Not Subject to Expiration
Fund	Short-Term	Long-Term	Total
International Value Fund	$3,310,571	$13,767,566	$17,078,137
International Bond Fund	45,449	1,616,065	1,661,514
International Dividend Income Fund	3,838,480	5,733,367	9,571,847
Emerging Markets Small Companies Fund*	4,373,265	952,630	5,325,895
Gold Fund	308,012	8,378,839	8,686,851

*	Capital loss carryovers subject to certain limitations upon availability to offset future gains, if any, as the successor of a merger.

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. During the year ended October 31, 2017, the International Value Fund, International Dividend Fund and Emerging Markets Small Companies Fund utilized $266,199, $23,990 and $1,045,046 of their capital loss carryovers, respectively.

As of October 31, 2017, International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund, had qualified Late-Year Losses of $0, $2,338,619, $0, $445,544 and $0, respectively.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), the Funds are permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Note 5 – Redemption Fee

The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the year ended October 31, 2017 and the year ended October 31, 2016, redemption fees were as follows:

	Year Ended October 31, 2017	Year Ended October 31, 2016
International Value Fund	$752	$320
International Bond Fund	462	-
International Dividend Income Fund	234	1,145
Emerging Markets Small Companies Fund	245	3,169
Gold Fund	4,249	7,283

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2017

Note 6 – Investment Transactions

For the year ended October 31, 2017, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
International Value Fund	$9,949,158	$5,574,626
International Bond Fund	8,847,858	11,276,610
International Dividend Income Fund	7,079,150	3,602,580
Emerging Markets Small Companies Fund	23,095,622	20,746,938
Gold Fund	27,996,473	30,297,456

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the year ended October 31, 2017, for the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, payable to IMST Distributors, LLC. Class I shares are not subject to any distribution or administrative service fees under the plan.

For the year ended October 31, 2017, for the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund, distribution fees incurred by each Fund’s Class A shares are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

  Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2017

  Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

  Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2017, in valuing the Funds’ assets carried at fair value:

International Value Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stocks
Basic Materials	$15,351,628	$-	$-	$15,351,628
Communications	15,346,342	-	-	15,346,342
Consumer, Non-cyclical	21,902,579	2,536,481	-	24,439,060
Energy	3,973,135	-	-	3,973,135
Utilities	1,990,459	-	-	1,990,459
Short-Term Investments	4,412,866	-	-	4,412,866
Total Investments	$62,977,009	$2,536,481	$-	$65,513,490

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2017

International Bond Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$-	$-	$-	$-
Bonds
Basic Materials	-	2,398,026	-	2,398,026
Communications	-	1,193,351	-	1,193,351
Consumer, Non-cyclical	-	4,923,241	-	4,923,241
Diversified	-	748,542	-	748,542
Financial	-	4,992,961	-	4,992,961
Government	-	25,514,448	-	25,514,448
Utilities	-	354,588	-	354,588
Short-Term Investments	2,549,136	-	-	2,549,136
Total Investments	$2,549,136	$40,125,157	$-	$42,674,293

International Dividend Income Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stocks
Basic Materials	$1,878,512	$-	$-	$1,878,512
Communications	19,712,279	-	-	19,712,279
Consumer, Cyclical	1,969,815	-	-	1,969,815
Consumer, Non-cyclical	18,469,666	2,016,177	-	20,485,843
Energy	7,703,967	-	-	7,703,967
Financial	3,717,344	-	-	3,717,344
Utilities	4,731,748	-	-	4,731,748
Short-Term Investments	5,170,165	-	-	5,170,165
Total Investments	$63,353,496	$2,016,177	$-	$65,369,673

Emerging Markets Small Companies Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$1,165,303	$1,848,751	$-	$3,014,054
Communications	1,118,040	2,645,563	-	3,763,603
Consumer, Cyclical	10,026,718	7,498,449	-	17,525,167
Consumer, Non-cyclical	9,758,838	10,093,750	-	19,852,588
Diversified	-	906,443		906,443
Financial	4,886,155	3,979,483	-	8,865,638
Industrial	2,488,250	8,389,952	-	10,878,202
Technology	-	4,174,861	-	4,174,861
Short-Term Investments	2,511,407	-	-	2,511,407
Total Investments	$31,954,711	$39,537,252	$-	$71,491,963

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2017

Gold Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Gold Mining	$33,214,055	$-	$-	$33,214,055
Royalty Companies	16,242,798	2,247,888	-	18,490,686
Precious Metals Developmental	4,736,584	138,115	26,286	4,900,985
Precious Metals Exploration	6,625,001	2,845,109	-	9,470,110
Silver: Exploration and Mining	3,440,558	-	-	3,440,558
Diversified Exploration and Mining	888,365	-	-	888,365
Warrants
Diversified Exploration and Mining	-	-	-	-
Silver: Exploration and Mining	-	-	-	-
Precious Metals Developmental	-	-	-	-
Precious Metals Exploration	-	-	935,265	935,265
Short-Term Investments	3,825,228	-	-	3,825,228
Total Investments	$68,972,589	$5,231,112	$961,551	$75,165,252

**	The Fund did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. International Dividend Income Fund and Gold Fund had no transfers between Levels at period end. Transfers between Level 1 and Level 2 in the International Value Fund, International Dividend Income Fund and Emerging Markets Small Companies Fund relate to the use of systematic fair valuation and some foreign markets being closed on October 31, 2017. When systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. The following is a reconciliation of transfers between Levels for the Funds from October 31, 2016 to October 31, 2017, represented by recognizing the October 31, 2017 market value of securities:

	International Value Fund	International Dividend Income Fund	Emerging Markets Small Companies Fund
Transfers into Level 1	$-	$-	$11,898,070
Transfers out of Level 1	(2,536,481)	(2,016,177)	(3,262,904)
Net transfers in (out) of Level 1	$(2,536,481)	$(2,016,177)	$8,635,166

Transfers into Level 2	$2,536,481	$2,016,177	$3,262,904
Transfers out of Level 2	-	-	(11,898,070)
Net transfers in (out) of Level 2	$2,536,481	$2,016,177	$(8,635,166)

Transfers into Level 3	$-	$-	$-
Transfers out of Level 3	-	-	-
Net transfers in (out) of Level 3	$-	$-	$-

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2017

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	International Bond Fund	Emerging Markets Small Companies Fund	Gold Fund – Common Stocks	Gold Fund – Warrants
Beginning balance October 31, 2016	$-	$-	$42,138	$596,559
Transfers into Level 3 during the period	-	-	-	125,572
Transfers out of Level 3 during the period	-	-	-	(153,079)
Total realized gain/(loss)	-	-	-	-
Total unrealized appreciation/(depreciation)	-	-	(15,852)	366,213
Net purchases	-	-	-	-
Net sales	-	-	-	-
Balance as of October 31, 2017	$-	$-	$26,286	$935,265

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of October 31, 2017:

Impact to
Valuation
	Fair Value				from an
	October 31,	Valuation	Unobservable	Input	increase in
	2017	Methodologies	Input(1)	Range/Value	Input(2)
International Bond Fund - Common Stocks	$-	Fair Value Pricing	Adjusted by management to reflect current conditions	-	Decrease

Emerging Markets Small Companies Fund - Common Stocks	$-	Fair Value Pricing	Adjusted by management to reflect current conditions	-	Decrease

Gold Fund - Warrants	$935,265	Fair Value Pricing	Discount for lack of marketability	10%	Decrease
Common Stocks	$26,286	Fair Value Pricing	Discount for lack of marketability	10%	Decrease

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2017

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 11 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Gold Fund derivative and hedging activities, including how such activities are accounted for and their effects on the Gold Fund financial position, performance and cash flows. The Gold Fund invested in purchased options contracts and warrants during the year ended October 31, 2017.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of October 31, 2017 by risk category are as follows:

Gold Fund

	Asset Derivatives
Derivatives not designated as hedging instruments	Statement of Assets and Liabilities Location	Value
	Warrants, at value	$935,265
Total		$935,265

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2017 are as follows:

Gold Fund

	Amount of Realized Gain on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Total
Equity contracts	$(52,651)	$(52,651)
Total	$(52,651)	$(52,651)

Gold Fund

	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Warrants	Total
Equity contracts	$29,582	$-	$29,582
Warrants	-	321,385	321,385
Total	$29,582	$321,385	$350,967

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2017

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of October 31, 2017 are as follows:

Gold Fund

Derivatives not designated as hedging instruments
Equity contracts	Purchased options contracts	Average Notional Value	$230,000
	Warrants	Average Market Value	$1,022,905

Note 12 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a EuroPac Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of October 31, 2017 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

				Net	Change in
	Value			Realized	Unrealized
Fund/Security	Beginning		Sales	Gain	Appreciation	Value End	Dividend
Description	of Period	Purchases	Proceeds	(Loss)	(Depreciation)	of Period	Income
Gold Fund
Medgold Resources Corp.	$872,115	$418,866	$(89,569)	$40,285	$(88,763)	$1,152,934	$-
Metalla Royalty & Streaming Ltd.	-	1,338,206	-	-	909,682	2,247,888	-
Midland Exploration, Inc.	3,639,857	251,684	-	-	(136,716)	3,754,825	-
Miranda Gold Corp.	519,078	-	(6,775)	(11,408)	(145,760)	355,135	-
Tri Origin Exploration Ltd.	405,726	-	(120,747)	(64,550)	(119,700)	100,729	-
Total						7,611,511	-

Evrim Resources Corp.(1)	592,418	564,292	(344,609)	(267,312)	104,609	649,398	-
Total	6,029,194

Mirasol Resources Ltd.(2)	2,497,144	46,939	(622,305)	106,073	(675,510)	1,352,341	-
Total				$(196,912)	$(152,158)		$-

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2017

	Shares				Shares
Fund/Security	Beginning			Stock	End
Description	of Period	Purchases	Sales	Split	of Period
Gold Fund
Medgold Resources Corp.	6,156,666	3,440,000	(716,666)	-	8,880,000
Metalla Royalty & Streaming Ltd.(3)	-	11,666,667	-	(6,666,667)	5,000,000
Midland Exploration, Inc.	4,520,500	323,600	-	-	4,844,100
Miranda Gold Corp.	7,736,000	-	(100,000)	-	7,636,000
Tri Origin Exploration Ltd.	9,070,000	-	(3,872,000)	-	5,198,000
Total					31,558,100

Evrim Resources Corp.(1)	2,943,000	2,601,151	(2,193,000)	-	3,351,151
Total	30,426,166

Mirasol Resources Ltd.(2)	1,425,285	50,000	(436,800)	-	1,038,485

(1)	Not an affiliate at the end of the period.
(2)	Not an affiliate at the beginning or end of the period.
(3)	Included is a 1 for 3 reverse stock split, with an ex-date of December 7, 2016.

Note 13 – Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)

Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 14 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

The Funds declared the payment of a distribution to be paid, on December 20, 2017, to shareholders of record on December 19, 2017 as follows:

		Long Term Capital Gain	Short Term Capital Gain	Income
International Value Fund	Class A Shares	$0.00	$0.00	$0.02616
International Value Fund	Class I Shares	0.00	0.00	0.03097
International Bond Fund	Class A Shares	0.00	0.00	0.00
International Bond Fund	Class I Shares	0.00	0.00	0.00
Gold Fund	Class A Shares	0.00	0.00	0.22724
International Dividend Income Fund	Class A Shares	0.00	0.00	0.04305
International Dividend Income Fund	Class I Shares	0.00	0.00	0.04826
Emerging Markets Small Companies Fund	Class A Shares	0.58652	0.00	0.00
Emerging Markets Small Companies Fund	Class I Shares	0.58652	0.00	0.00

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2017

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Euro Pacific Funds and the

Board of Trustees of Investment Managers Series Trust

We have audited the accompanying statements of assets and liabilities of the EuroPac International Value Fund, EuroPac International Bond Fund, EuroPac International Dividend Income Fund, EP Emerging Markets Small Companies Fund and EuroPac Gold Fund, (the “Funds”), each a series of Investment Managers Series Trust (the “Trust”), including the schedules of investments, as of October 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended in the period then ended and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of EuroPac International Value Fund, EuroPac International Bond Fund, EuroPac International Dividend Income Fund, EP Emerging Markets Small Companies Fund and EuroPac Gold Fund, as of October 31, 2017, and the results of their operations, the changes in their net assets and their financial highlights for the periods referred to above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

December 29, 2017

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Qualified Dividend Income

Pursuant to Section 854 of the Internal Revenue Code of 1986, International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund, designates income dividends of 100%, 0%, 100%, 0%, and 19.63%, respectively, as qualified dividend income paid during the fiscal year ended October 31, 2017.

Corporate Dividends Received Deduction

For the fiscal year ended October 31, 2017, 8.21%, 0%, 3.55%, 0%, and 2.82% of the dividends paid from net investment income qualifies for the dividends received deduction available to corporate shareholders of the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund, respectively.

Foreign Taxes Paid

Pursuant to Section 853 of the Internal Revenue Code of 1986, as amended, the International Value Fund and the International Dividend Income Fund, designates $961,785 and $1,827,668, respectively, of income derived from foreign sources and $212,175 and $236,875, respectively, of foreign taxes paid for the fiscal year ended October 31, 2017.

Of the ordinary income (including short-term capital gain) distributions made (or to be made) for the fiscal year ended October 31, 2017, the proportionate share of income derived from foreign sources and foreign taxes paid attributable to one share of stock are:

	Foreign	Foreign
	Source Income	Taxes Paid
International Value Fund	$0.1123	$0.0248
International Dividend Income Fund	$0.2316	$0.0300

Long-term Capital Gain

The EuroPac Merging Markets Small Companies Fund designates $832,948 as a 20% rate gain distribution for purposes of the dividends paid deduction.

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Trustees and Officers Information

Additional information about the Trustees is included in the Funds’ Statement of Additional Information which is available, without charge, upon request by calling (888) 558-5851. The Trustees and officers of the Funds and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee
Independent Trustees:
Charles H. Miller [a] (born 1947) Trustee	Since November 2007	Retired (2013 - present). Executive Vice President, Client Management and Development, Access Data, a Broadridge Company, a provider of technology and services to asset management firms (1997-2012).	5	None.
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	Retired (2016 - present). President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 - 2015).	5	Select Sector SPDR Trust, a registered investment company (includes 10 portfolios).
William H. Young [a] (born 1950) Trustee	Since November 2007	Retired (2014 - present). Independent financial services consultant (1996 - 2014). Interim CEO, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2003 - 2006). Senior Vice President, Oppenheimer Management Company (1983 - 1996). Chairman, NICSA, an investment management trade association (1993 - 1996).	5	None.
John P. Zader ᵃ (born 1961) Trustee	Since November 2007	Retired (June 2014 - present). CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund, (2006 - June 2014). President, Investment Managers Series Trust (December 2007 - June 2014).	5	Investment Managers Series Trust II, a registered investment company (includes 12 portfolios).

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee
Interested Trustee:
Eric M. Banhazl b† (born 1957) Trustee	Since January 2008	Chairman (2016 - present), and President (2006 - 2015), Mutual Fund Administration, LLC, the co-administrator for the Fund. Trustee and Vice President, Investment Managers Series Trust (December 2007 - March 2016).	5	Investment Managers Series Trust II, a registered investment company (includes 12 portfolios).
Officers of the Trust:
Maureen Quill ᵃ (born 1963) President	Since June 2014

Chief Operating Officer (June 2014 - present), and Executive Vice President, UMB Fund Services, Inc. (January 2007 - June 2014). Vice President, Investment Managers Series Trust (December 2013 - June 2014).

			N/A	N/A
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since December 2007	Co-Chief Executive Officer (2016 - present), and Vice President (2006 - 2015), Mutual Fund Administration, LLC.	N/A	N/A
Joy Ausili [b] (born 1966) Vice President, Assistant Secretary and Assistant Treasurer	Since March 2016

Co-Chief Executive Officer (2016 - present), and Vice President (2006 - 2015), Mutual Fund Administration, LLC. Secretary and Assistant Treasurer, Investment Managers Series Trust (December 2007 - March 2016).

			N/A	N/A
Diane Drake[b] (born 1967) Secretary	Since March 2016	Senior Counsel, Mutual Fund Administration, LLC (October 2015 - present). Managing Director and Senior Counsel (2010 - 2015), BNY Mellon Investment Servicing (US) Inc.	N/A	N/A

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee
Officer of the Trust:
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since June 2014

Principal, Dziura Compliance Consulting, LLC (October 2014 - present). Managing Director, Cipperman Compliance Services (2010 - September 2014). Chief Compliance Officer, Hanlon Investment Management (2009 - 2010). Vice President - Compliance, Morgan Stanley Investment Management (2000 - 2009).

			N/A	N/A

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Mr. Banhazl, Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740. Address for Mr. Dziura: 309 Woodridge Lane, Media, Pennsylvania 19063.
c	Trustees and officers serve until their successors have been duly elected.
d	The Trust is comprised of numerous series managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Funds managed by the same investment advisor. The Funds do not hold itself out as related to any other series within the Trust, for purposes of investment and investor services, nor do they share the same investment advisor with any other series.
†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position with Mutual Fund Administration, LLC.

Euro Pacific Funds

EXPENSE EXAMPLES

For the Six Months Ended October 31, 2017 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (Class A shares only), and redemption fees and (2) ongoing costs, including management fees; distribution fees and/or service (12b-1) fees (Class A shares only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2017 to October 31, 2017.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EuroPac International Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	5/1/17	10/31/17	5/1/17 – 10/31/17
Class A	$1,000.00	$1,037.50	$9.00
Class I	1,000.00	1,038.80	7.72
Hypothetical (5% annual return before expenses)	5/1/17	10/31/17	5/1/17 – 10/31/17
Class A	1,000.00	1,016.37	8.90
Class I	1,000.00	1,017.64	7.64

*	Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Euro Pacific Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended October 31, 2017 (Unaudited)

EuroPac International Bond Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	5/1/17	10/31/17	5/1/17 – 10/31/17
Class A	$1,000.00	$1,030.60	$5.89
Class I	1,000.00	1,031.60	4.61
Hypothetical (5% annual return before expenses)	5/1/17	10/31/17	5/1/17 – 10/31/17
Class A	1,000.00	1,019.41	5.85
Class I	1,000.00	1,020.67	4.58

*	Expenses are equal to the Fund’s annualized expense ratios of 1.15% and 0.90% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EuroPac International Dividend Income Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	5/1/17	10/31/17	5/1/17 – 10/31/17
Class A	$1,000.00	$1,057.90	$7.80
Class I	1,000.00	1,059.20	6.51
Hypothetical (5% annual return before expenses)	5/1/17	10/31/17	5/1/17 – 10/31/17
Class A	1,000.00	1,017.62	7.65
Class I	1,000.00	1,018.88	6.38

*	Expenses are equal to the Fund’s annualized expense ratios of 1.50% and 1.25% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EP Emerging Markets Small Companies Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	5/1/17	10/31/17	5/1/17 – 10/31/17
Class A	$1,000.00	$1,086.10	$9.21
Class I	1,000.00	1,087.60	7.90
Hypothetical (5% annual return before expenses)	5/1/17	10/31/17	5/1/17 – 10/31/17
Class A	1,000.00	1,016.38	8.90
Class I	1,000.00	1,017.64	7.63

*	Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Euro Pacific Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended October 31, 2017 (Unaudited)

EuroPac Gold Fund - Class A	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	5/1/17	10/31/17	5/1/17 – 10/31/17
Actual Performance	$1,000.00	$1,030.20	$7.68
Hypothetical (5% annual return before expenses)	1,000.00	1,017.64	7.64

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Euro Pacific Funds

Each a series of Investment Managers Series Trust

Investment Advisor

Euro Pacific Asset Management, LLC

Suite 204, Lots 81-82

Street C

Dorado, Puerto Rico 00646

Sub-Advisor

Champlain Investment Partners

180 Battery Street, Suite 400

Burlington, Vermont 05401

Sub-Advisor

Global Strategic Management

dba Adrian Day Asset Management

801 Compass Way, Suite 207

P.O. Box 6643

Annapolis, Maryland 21401

Independent Registered Public Accounting Firm

Tait Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, Pennsylvania 19103

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
EuroPac International Value Fund – Class A	EPIVX	461 418 766
EuroPac International Value Fund – Class I	EPVIX	461 41P 669
EuroPac International Bond Fund – Class A	EPIBX	461 418 618
EuroPac International Bond Fund – Class I	EPBIX	461 41P 651
EuroPac International Dividend Income Fund – Class A	EPDPX	461 41P 487
EuroPac International Dividend Income Fund – Class I	EPDIX	461 41P 479
EP Emerging Markets Small Companies Fund – Class A	EPASX	461 418 550
EP Emerging Markets Small Companies Fund – Class I	EPEIX	461 41P 636
EuroPac Gold Fund – Class A	EPGFX	461 41P 677

Privacy Principles of the Euro Pacific Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Euro Pacific Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities are available without charge, upon request, by calling the Funds at (888) 558-5851, on the Funds’ website at www.europacificfunds.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Funds at (888) 558-5851, or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Funds at (888) 558-5851. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 558-5851.

Euro Pacific Funds

P. O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 558-5851

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-558-5851.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John P. Zader is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2017	FYE 10/31/2016
Audit Fees	$74,750	$74,000
Audit-Related Fees	N/A	N/A
Tax Fees	$14,000	$14,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait Weller applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2017	FYE 10/31/2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 10/31/2017	FYE 10/31/2016
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed November 8, 2016.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	1/9/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	1/9/2018

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	1/9/2018